Quarterly Holdings Report
for
Fidelity® Global ex U.S. Index Fund
January 31, 2026
GUX-NPRT1-0426
1.929354.114
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRALIA - 4.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	1,919,572	6,523,067
Interactive Media & Services - 0.1%
CAR Group Ltd	184,873	3,553,122
REA Group Ltd	25,777	3,405,977
		6,959,099
TOTAL COMMUNICATION SERVICES		13,482,166
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	548,389	31,634,683
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	268,951	10,030,933
Lottery Corp/The	1,081,272	3,877,660
		13,908,593
TOTAL CONSUMER DISCRETIONARY		45,543,276
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	648,837	9,614,679
Woolworths Group Ltd	590,521	12,722,816
TOTAL CONSUMER STAPLES		22,337,495
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	1,579,484	7,710,115
Woodside Energy Group Ltd	920,708	16,256,485
TOTAL ENERGY		23,966,600
Financials - 1.5%
Banks - 1.2%
ANZ Group Holdings Ltd	1,445,963	36,785,805
Commonwealth Bank of Australia	808,853	84,126,242
National Australia Bank Ltd	1,479,978	44,457,683
Westpac Banking Corp	1,653,063	44,686,107
		210,055,837
Capital Markets - 0.2%
ASX Ltd	94,841	3,782,916
Macquarie Group Ltd	175,164	25,880,751
		29,663,667
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	166,725	4,480,259
Insurance - 0.1%
Insurance Australia Group Ltd	1,147,762	6,074,255
Medibank Pvt Ltd	1,343,185	4,321,210
QBE Insurance Group Ltd	731,199	10,021,649
Suncorp Group Ltd	526,824	6,236,516
		26,653,630
TOTAL FINANCIALS		270,853,393
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	234,538	29,554,095
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	31,523	5,907,025
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	2,520,496	5,423,406
Sonic Healthcare Ltd	228,524	3,654,513
		9,077,919
Health Care Technology - 0.0%
Pro Medicus Ltd	27,328	3,503,776
TOTAL HEALTH CARE		48,042,815
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Brambles Ltd	659,001	10,279,256
Passenger Airlines - 0.0%
Qantas Airways Ltd	351,443	2,464,404
Professional Services - 0.0%
Computershare Ltd	252,221	5,744,991
Trading Companies & Distributors - 0.0%
SGH Ltd	97,227	3,142,821
Transportation Infrastructure - 0.1%
Transurban Group unit	1,498,799	14,559,457
TOTAL INDUSTRIALS		36,190,929
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	97,851	3,952,035
Materials - 1.5%
Metals & Mining - 1.5%
Anglogold Ashanti Plc (South Africa)	243,380	21,940,126
BHP Group Ltd	2,453,398	84,500,829
Evolution Mining Ltd	983,205	10,071,272
Fortescue Ltd	818,524	11,969,563
Glencore PLC	4,857,836	33,117,599
Lynas Rare Earths Ltd (b)	439,080	4,419,836
Northern Star Resources Ltd	657,809	13,256,410
Rio Tinto Ltd (f)	179,297	18,921,543
Rio Tinto PLC	545,071	49,729,190
South32 Ltd	2,188,043	6,931,430
TOTAL MATERIALS		254,857,798
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	1,178,707	4,424,071
Industrial REITs - 0.1%
Goodman Group unit	989,377	21,171,516
Retail REITs - 0.1%
Scentre Group unit	2,518,869	7,156,379
Vicinity Ltd unit	1,909,789	3,271,509
		10,427,888
TOTAL REAL ESTATE		36,023,475
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	839,463	6,897,809
Gas Utilities - 0.0%
Apa Group unit	638,861	3,941,556
TOTAL UTILITIES		10,839,365
TOTAL AUSTRALIA		766,089,347
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	69,900	4,146,941
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	148,581	19,285,194
Raiffeisen Bank International AG	63,738	3,224,552
TOTAL FINANCIALS		22,509,746
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	32,312	2,372,749
TOTAL AUSTRIA		29,029,436
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	10,034	2,294,314
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	477,362	34,361,977
Food Products - 0.0%
Lotus Bakeries NV	200	2,346,993
TOTAL CONSUMER STAPLES		36,708,970
Financials - 0.2%
Banks - 0.2%
KBC Group NV	110,932	15,634,548
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	38,002	3,599,149
Sofina SA	7,867	2,293,987
		5,893,136
Insurance - 0.0%
Ageas SA/NV	72,656	5,163,061
TOTAL FINANCIALS		26,690,745
Health Care - 0.1%
Pharmaceuticals - 0.1%
Financiere de Tubize SA	9,526	2,422,058
UCB SA	61,116	18,502,159
TOTAL HEALTH CARE		20,924,217
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	34,923	2,939,942
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	21,602	3,131,605
TOTAL BELGIUM		92,689,793
BRAZIL - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	380,600	2,703,307
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	395,100	1,840,834
TOTAL COMMUNICATION SERVICES		4,544,141
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	340,800	1,643,533
Vibra Energia SA	509,189	2,782,628
TOTAL CONSUMER DISCRETIONARY		4,426,161
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,292,000	6,467,379
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	623,285	2,901,617
Food Products - 0.0%
MBRF Global Foods Co SA	298,500	1,058,951
TOTAL CONSUMER STAPLES		10,427,947
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	1,773,209	13,608,838
Petroleo Brasileiro SA - Petrobras (PN)	2,266,600	16,262,755
PRIO SA/Brazil (b)	402,400	3,898,794
TOTAL ENERGY		33,770,387
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	764,715	2,662,026
Banco Bradesco SA (PN)	2,567,744	10,397,345
Banco do Brasil SA	837,700	4,014,402
Itau Unibanco Holding SA	2,655,247	22,956,389
Itausa SA	2,880,833	7,477,493
NU Holdings Ltd/Cayman Islands Class A (b)	1,639,180	29,095,446
		76,603,101
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,562,198	7,862,714
Banco BTG Pactual SA unit	569,700	6,489,671
XP Inc Class A	197,571	3,854,610
		18,206,995
Financial Services - 0.0%
StoneCo Ltd Class A (b)	106,427	1,717,731
Insurance - 0.0%
BB Seguridade Participacoes SA	330,100	2,340,227
Caixa Seguridade Participacoes S/A	279,300	918,661
Porto Seguro SA	91,900	877,309
		4,136,197
TOTAL FINANCIALS		100,664,024
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	377,092	3,037,372
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	340,300	6,268,982
Electrical Equipment - 0.1%
WEG SA	813,900	7,998,653
Ground Transportation - 0.0%
Localiza Rent a Car SA	434,342	3,993,693
Rumo SA	615,100	1,725,120
		5,718,813
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	485,000	1,544,554
TOTAL INDUSTRIALS		21,531,002
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	257,100	2,177,369
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	78,307	3,603,724
Containers & Packaging - 0.0%
Klabin SA unit	397,768	1,448,147
Metals & Mining - 0.4%
Gerdau SA	616,748	2,627,427
Vale SA	1,754,886	28,116,857
Wheaton Precious Metals Corp	219,507	28,918,856
		59,663,140
Paper & Forest Products - 0.0%
Suzano SA	328,938	3,083,276
TOTAL MATERIALS		67,798,287
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia	567,280	5,860,627
Axia Energia Series B	121,107	1,330,330
Axia Energia Series C	198,433	1,990,834
Cia Energetica de Minas Gerais	886,826	1,934,495
Cia Paranaense de Energia - Copel	538,700	1,349,117
CPFL Energia SA	110,300	1,078,530
Energisa S/A unit	149,870	1,452,638
Equatorial SA	598,062	4,650,173
		19,646,744
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	464,000	1,862,084
Engie Brasil Energia SA	130,410	812,034
		2,674,118
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	238,888	6,410,292
TOTAL UTILITIES		28,731,154
TOTAL BRAZIL		277,107,844
CANADA - 7.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
BCE Inc	36,716	949,145
TELUS Corp	248,891	3,472,940
		4,422,085
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B	177,203	6,689,116
TOTAL COMMUNICATION SERVICES		11,111,201
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Magna International Inc	129,831	6,637,195
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A	23,648	2,909,347
Dollarama Inc	132,515	17,858,116
		20,767,463
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	147,726	9,897,582
Restaurant Brands International Inc (United States)	3,206	214,770
		10,112,352
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	85,526	5,556,850
TOTAL CONSUMER DISCRETIONARY		43,073,860
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	361,510	18,807,600
Empire Co Ltd Class A	59,981	1,959,354
George Weston Ltd	83,998	5,858,547
Loblaw Cos Ltd	288,225	12,969,225
Metro Inc/CN	98,976	6,570,294
		46,165,020
Food Products - 0.0%
Saputo Inc	120,179	3,625,714
TOTAL CONSUMER STAPLES		49,790,734
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	283,211	5,255,933
Cameco Corp	210,609	26,048,296
Canadian Natural Resources Ltd	1,010,678	37,579,868
Cenovus Energy Inc	686,603	13,549,020
Enbridge Inc	1,053,236	51,414,532
Imperial Oil Ltd	84,270	8,513,953
Keyera Corp	108,264	3,666,178
Pembina Pipeline Corp	281,965	11,716,359
Suncor Energy Inc	585,096	30,925,244
TC Energy Corp	503,001	29,493,335
Tourmaline Oil Corp	178,994	8,470,880
Whitecap Resources Inc	592,447	5,403,879
TOTAL ENERGY		232,037,477
Financials - 3.0%
Banks - 2.0%
Bank of Montreal	345,231	46,998,473
Bank of Nova Scotia/The	599,007	44,783,103
Canadian Imperial Bank of Commerce	448,945	41,490,279
National Bank of Canada	189,302	22,556,640
Royal Bank of Canada	678,579	112,986,033
Toronto Dominion Bank	820,892	76,720,682
		345,535,210
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	197,869	9,830,601
Brookfield Corp Class A	995,674	45,387,204
IGM Financial Inc	38,702	1,871,930
TMX Group Ltd	135,610	5,006,510
		62,096,245
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	10,075	16,626,765
Great-West Lifeco Inc	132,644	6,209,179
iA Financial Corp Inc	44,833	5,508,765
Intact Financial Corp	85,879	15,635,635
Manulife Financial Corp	817,854	31,154,913
Power Corp of Canada Subordinate Voting Shares	268,335	13,532,526
Sun Life Financial Inc	270,827	17,065,293
		105,733,076
TOTAL FINANCIALS		513,364,531
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	42,584	7,274,604
CAE Inc (b)	147,824	4,737,663
		12,012,267
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	194,909	4,938,391
RB Global Inc	89,933	10,208,236
		15,146,627
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	80,509	5,650,086
Stantec Inc	55,459	5,496,007
WSP Global Inc	63,184	12,214,537
		23,360,630
Ground Transportation - 0.4%
Canadian National Railway Co	254,323	24,465,736
Canadian Pacific Kansas City Ltd	438,298	32,581,444
TFI International Inc	38,200	4,105,171
		61,152,351
Professional Services - 0.0%
Thomson Reuters Corp	76,007	8,398,086
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	39,624	5,047,393
TOTAL INDUSTRIALS		125,117,354
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	55,642	15,635,661
IT Services - 0.5%
CGI Inc Class A	94,896	8,133,047
Shopify Inc Class A (b)	590,712	77,510,751
		85,643,798
Software - 0.1%
Constellation Software Inc/Canada	9,733	17,962,501
Constellation Software Inc/Canada warrants 3/31/2040 (b)(e)	7,326	1
Descartes Systems Group Inc/The (b)	41,859	3,126,091
Open Text Corp	122,740	3,135,091
		24,223,684
TOTAL INFORMATION TECHNOLOGY		125,503,143
Materials - 1.0%
Chemicals - 0.1%
Nutrien Ltd	235,181	16,192,281
Containers & Packaging - 0.0%
CCL Industries Inc Class B	69,828	4,208,192
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	243,008	46,194,096
Alamos Gold Inc Class A	203,724	7,549,600
Barrick Mining Corp	823,163	37,626,163
Franco-Nevada Corp	93,146	21,803,956
Kinross Gold Corp	586,534	18,470,663
Lundin Gold Inc	52,537	3,938,587
Pan American Silver Corp	204,481	11,141,222
Teck Resources Ltd Class B	221,223	11,873,078
		158,597,365
TOTAL MATERIALS		178,997,838
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	20,064	3,108,509
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc (f)	146,127	7,242,765
Fortis Inc/Canada	244,759	13,049,979
Hydro One Ltd (c)(d)	161,133	6,370,058
		26,662,802
Gas Utilities - 0.0%
AltaGas Ltd	145,858	4,399,360
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	66,672	2,776,755
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	76,215	2,466,709
TOTAL UTILITIES		36,305,626
TOTAL CANADA		1,318,410,273
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	298,931	2,320,758
Specialty Retail - 0.0%
Empresas Copec SA	186,670	1,591,490
TOTAL CONSUMER DISCRETIONARY		3,912,248
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	590,505	1,976,617
Financials - 0.1%
Banks - 0.1%
Banco de Chile	21,592,369	4,759,153
Banco de Credito e Inversiones SA	41,548	3,090,223
Banco Santander Chile	31,426,014	2,765,235
TOTAL FINANCIALS		10,614,611
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	154,334,299	5,007,127
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	69,369	5,374,365
Metals & Mining - 0.2%
Antofagasta PLC	190,594	9,513,959
Lundin Mining Corp	331,508	8,362,868
		17,876,827
Paper & Forest Products - 0.0%
Empresas Cmpc SA	530,602	794,843
TOTAL MATERIALS		24,046,035
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	365,491	1,589,399
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	10,771,223	1,017,056
Enel Chile SA	14,715,840	1,248,732
TOTAL UTILITIES		2,265,788
TOTAL CHILE		49,411,825
CHINA - 8.4%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	2,103,700	3,032,176
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	65,500	249,874
Beijing Enlight Media Co Ltd A Shares (China)	75,200	211,589
China Ruyi Holdings Ltd (b)(f)	5,552,000	1,535,096
Giant Network Group Co Ltd A Shares (China)	50,900	322,017
Kingnet Network Co Ltd A Shares (China)	60,900	218,309
Kingsoft Corp Ltd	505,600	1,949,370
Mango Excellent Media Co Ltd A Shares (China)	48,400	177,328
NetEase Cloud Music Inc (b)(c)(d)	42,050	971,573
Netease Inc	843,095	21,861,525
Tencent Music Entertainment Group Class A ADR	279,007	4,681,737
		32,178,418
Interactive Media & Services - 1.7%
Autohome Inc Class A ADR	30,650	675,526
Baidu Inc A Shares (b)	1,077,544	20,653,887
Bilibili Inc Z Shares (b)	122,411	4,193,779
Kuaishou Technology B Shares (c)(d)	1,222,600	12,543,540
Kunlun Tech Co Ltd A Shares (China) (b)	36,700	294,582
Meitu Inc (c)(d)	1,751,000	1,730,357
Tencent Holdings Ltd	3,097,500	238,079,451
		278,171,122
Media - 0.0%
China Literature Ltd (b)(c)(d)(f)	189,800	869,784
Focus Media Information Technology Co Ltd A Shares (China)	411,540	426,236
		1,296,020
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	815,700	599,594
TOTAL COMMUNICATION SERVICES		315,277,330
Consumer Discretionary - 2.6%
Automobile Components - 0.0%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	7,000	138,958
Fuyao Glass Industry Group Co Ltd A Shares (China)	89,300	793,092
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	252,800	2,163,270
Huayu Automotive Systems Co Ltd A Shares (China)	101,331	280,303
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	16,800	295,557
Ningbo Tuopu Group Co Ltd A Shares (China)	45,705	474,555
Sailun Group Co Ltd A Shares (China)	89,500	204,060
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	74,200	164,266
		4,514,061
Automobiles - 0.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	57,400	451,653
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	146,800	169,991
BYD Co Ltd A Shares (China)	211,400	2,763,929
BYD Co Ltd H Shares	1,769,700	22,062,613
Chongqing Afari Technology Co Ltd A Shares (China) (b)	127,000	193,649
Chongqing Changan Automobile Co Ltd A Shares (China)	239,290	382,768
Dongfeng Motor Group Co Ltd H Shares (b)	1,036,000	1,198,838
Geely Automobile Holdings Ltd	2,958,000	6,092,372
Great Wall Motor Co Ltd A Shares (China)	69,400	206,550
Great Wall Motor Co Ltd H Shares	1,111,500	1,885,201
Guangzhou Automobile Group Co Ltd A Shares (China)	73,500	83,737
Guangzhou Automobile Group Co Ltd H Shares (f)	276,000	129,661
Li Auto Inc A Shares (b)	609,264	5,091,599
NIO Inc A Shares (b)(f)	899,216	4,286,913
SAIC Motor Corp Ltd A Shares (China)	200,300	407,414
Seres Group Co Ltd A Shares (China)	45,900	687,270
XPeng Inc A Shares (b)	606,226	5,457,004
Yadea Group Holdings Ltd (c)(d)	572,516	809,075
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	235,300	1,277,688
		53,637,925
Broadline Retail - 1.6%
Alibaba Group Holding Ltd	8,305,212	176,681,648
CCOOP Group Co Ltd A Shares (China) (b)	452,000	157,997
JD.com Inc A Shares	1,158,667	16,523,334
MINISO Group Holding Ltd A Shares	231,420	1,074,626
PDD Holdings Inc Class A ADR (b)	343,443	34,704,915
Prosus NV Class N	632,178	36,351,040
Vipshop Holdings Ltd Class A ADR	149,616	2,559,930
		268,053,490
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	144,700	334,911
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	661,910	4,035,750
TAL Education Group Class A ADR (b)	205,498	2,609,825
		6,645,575
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	97,555	4,634,838
Haidilao International Holding Ltd (c)(d)(f)	781,000	1,597,570
Meituan B Shares (b)(c)(d)	2,409,410	29,786,292
Tongcheng Travel Holdings Ltd (c)	627,200	1,865,840
Trip.com Group Ltd	300,555	18,446,758
Yum China Holdings Inc (Hong Kong)	180,580	8,991,900
		65,323,198
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	6,704	137,527
Ecovacs Robotics Co Ltd A Shares (China)	16,900	174,597
Gree Electric Appliances Inc of Zhuhai A Shares (China)	73,000	406,387
Haier Smart Home Co Ltd A Shares (China)	218,529	789,336
Haier Smart Home Co Ltd H Shares	1,160,400	3,832,301
Midea Group Co Ltd A Shares (China)	112,500	1,255,637
Midea Group Co Ltd H Shares	188,100	2,062,284
Sichuan Changhong Electric Co Ltd A Shares (China)	122,800	172,407
		8,830,476
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	54,200	696,782
Chow Tai Fook Jewellery Group Ltd (f)	934,200	1,722,006
Pop Mart International Group Ltd (c)(d)	260,600	7,458,962
		9,877,750
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	619,200	6,202,225
Bosideng International Holdings Ltd	2,178,000	1,329,868
Laopu Gold Co Ltd H Shares (f)	12,900	1,284,699
Li Ning Co Ltd (f)	1,105,500	2,892,490
Shenzhou International Group Holdings Ltd	392,400	3,129,315
		14,838,597
TOTAL CONSUMER DISCRETIONARY		432,055,983
Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd A Shares (China)	8,000	152,042
Anhui Gujing Distillery Co Ltd B Shares	62,402	650,213
Beijing Yanjing Brewery Co Ltd A Shares (China)	68,400	119,153
China Resources Beer Holdings Co Ltd	770,162	2,584,919
Eastroc Beverage Group Co Ltd A Shares (China)	13,610	489,719
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	30,900	148,905
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	37,300	296,823
Kweichow Moutai Co Ltd A Shares (China)	37,400	7,537,297
Luzhou Laojiao Co Ltd A Shares (China)	42,100	732,174
Nongfu Spring Co Ltd H Shares (c)(d)	983,400	6,034,766
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	34,420	846,717
Tsingtao Brewery Co Ltd A Shares (China)	37,900	327,548
Tsingtao Brewery Co Ltd H Shares	274,000	1,735,451
Wuliangye Yibin Co Ltd A Shares (China)	108,200	1,634,265
		23,289,992
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	2,674,000	2,231,728
JD Health International Inc (b)(c)(d)	546,100	4,421,452
Yonghui Superstores Co Ltd A Shares (China) (b)	305,900	193,614
		6,846,794
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	20,300	122,207
China Feihe Ltd (c)(d)	1,708,000	848,305
China Mengniu Dairy Co Ltd	1,575,000	3,286,248
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	136,777	694,534
Guangdong Haid Group Co Ltd A Shares (China)	43,000	318,615
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	93,600	345,762
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	280,700	1,063,565
Muyuan Foods Co Ltd A Shares (China)	150,640	996,791
New Hope Liuhe Co Ltd A Shares (China)	136,300	177,243
Tingyi Cayman Islands Holding Corp	1,012,000	1,536,376
Want Want China Holdings Ltd	2,233,000	1,349,158
Wens Foodstuff Group Co Ltd A Shares (China)	172,000	385,975
Wilmar International Ltd	905,793	2,413,834
		13,538,613
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(f)	173,200	736,955
Hengan International Group Co Ltd	295,500	1,070,474
		1,807,429
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(f)	859,000	1,244,720
TOTAL CONSUMER STAPLES		46,727,548
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	856,000	939,046
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	35,200	446,851
		1,385,897
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	853,000	1,248,037
China Merchants Energy Shipping Co Ltd A Shares (China)	237,900	388,757
China Petroleum & Chemical Corp A Shares (China)	924,000	865,284
China Petroleum & Chemical Corp H Shares	11,142,000	7,673,220
China Shenhua Energy Co Ltd A Shares (China)	165,600	998,829
China Shenhua Energy Co Ltd H Shares	1,668,500	9,188,166
COSCO SHIPPING Energy Transportation Co Ltd H Shares (f)	130,000	233,970
Guanghui Energy Co Ltd A Shares (China)	151,500	122,259
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	63,900	265,831
Inner Mongolia Yitai Coal Co Ltd B Shares	431,300	862,600
PetroChina Co Ltd A Shares (China)	525,000	832,236
PetroChina Co Ltd H Shares	10,368,000	12,316,156
Shaanxi Coal Industry Co Ltd A Shares (China)	265,500	850,914
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	182,970	192,399
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	92,900	182,145
Yankuang Energy Group Co Ltd A Shares (China)	173,485	365,350
Yankuang Energy Group Co Ltd H Shares (f)	1,542,500	2,252,906
		38,839,059
TOTAL ENERGY		40,224,956
Financials - 1.5%
Banks - 1.0%
Agricultural Bank of China Ltd A Shares (China)	2,459,200	2,377,218
Agricultural Bank of China Ltd H Shares	13,444,000	9,413,433
Bank of Beijing Co Ltd A Shares (China)	603,516	460,119
Bank of Changsha Co Ltd A Shares (China)	104,200	146,293
Bank of Chengdu Co Ltd A Shares (China)	123,100	285,449
Bank of China Ltd A Shares (China)	1,431,800	1,106,019
Bank of China Ltd H Shares	34,036,000	20,346,401
Bank of Communications Co Ltd A Shares (China)	1,588,500	1,512,694
Bank of Communications Co Ltd H Shares	4,276,000	3,678,232
Bank of Hangzhou Co Ltd A Shares (China)	186,580	433,723
Bank of Jiangsu Co Ltd A Shares (China)	507,330	739,275
Bank of Nanjing Co Ltd A Shares (China)	341,000	516,522
Bank of Ningbo Co Ltd A Shares (China)	189,940	845,635
Bank of Shanghai Co Ltd A Shares (China)	371,020	493,146
Bank of Suzhou Co Ltd A Shares (China)	113,400	134,250
BOC Hong Kong Holdings Ltd	1,786,149	9,429,063
China CITIC Bank Corp Ltd A Shares (China)	513,100	530,685
China CITIC Bank Corp Ltd H Shares	3,831,000	3,570,062
China Construction Bank Corp A Shares (China)	951,342	1,193,326
China Construction Bank Corp H Shares	46,074,000	46,522,317
China Everbright Bank Co Ltd A Shares (China)	449,200	214,528
China Everbright Bank Co Ltd H Shares (f)	978,000	408,121
China Merchants Bank Co Ltd A Shares (China)	586,500	3,262,481
China Merchants Bank Co Ltd H Shares	1,905,251	11,672,318
China Minsheng Banking Corp Ltd A Shares (China)	1,105,100	596,127
China Minsheng Banking Corp Ltd H Shares	3,143,800	1,565,441
China Zheshang Bank Co Ltd A Shares (China)	672,650	281,571
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	284,600	265,287
Chongqing Rural Commercial Bank Co Ltd H Shares	1,027,000	766,428
CNPC Capital Co Ltd A Shares (China)	223,000	288,384
Huaxia Bank Co Ltd A Shares (China)	342,600	312,451
Industrial & Commercial Bank of China Ltd A Shares (China)	1,730,900	1,805,160
Industrial & Commercial Bank of China Ltd H Shares	31,640,000	26,285,327
Industrial Bank Co Ltd A Shares (China)	797,600	2,145,520
Ping An Bank Co Ltd A Shares (China)	559,000	870,856
Postal Savings Bank of China Co Ltd A Shares (China)	731,500	532,440
Postal Savings Bank of China Co Ltd H Shares (c)(d)	4,580,000	2,989,977
Shanghai Pudong Development Bank Co Ltd A Shares (China)	881,000	1,272,376
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	252,300	311,757
		159,580,412
Capital Markets - 0.1%
Beijing Compass Technology Development Co Ltd A Shares (China)	15,800	281,828
BOC International China Co Ltd A Shares (China)	79,000	154,665
Caitong Securities Co Ltd A Shares (China)	146,470	196,157
Capital Securities Co Ltd A Shares (China)	43,900	112,911
Changjiang Securities Co Ltd A Shares (China)	163,600	203,801
China CITIC Financial Asset Management Co Ltd H Shares (b)(c)(d)	6,653,000	749,432
China Galaxy Securities Co Ltd A Shares (China)	192,600	416,133
China Galaxy Securities Co Ltd H Shares	1,690,000	2,275,803
China Great Wall Securities Co Ltd A Shares (China)	113,500	160,819
China International Capital Corp Ltd A Shares (China)	67,200	333,789
China International Capital Corp Ltd H Shares (c)(d)	953,600	2,590,263
China Merchants Securities Co Ltd A Shares (China)	187,830	462,297
CITIC Securities Co Ltd A Shares (China)	306,230	1,236,946
CITIC Securities Co Ltd H Shares	804,675	3,011,828
CSC Financial Co Ltd A Shares (China)	134,300	464,619
Dongxing Securities Co Ltd A Shares (China)	92,500	184,953
East Money Information Co Ltd A Shares (China)	439,489	1,435,092
Everbright Securities Co Ltd A Shares (China)	125,300	302,086
Founder Securities Co Ltd A Shares (China)	204,700	231,444
GF Securities Co Ltd A Shares (China)	139,500	451,304
GF Securities Co Ltd H Shares (f)	510,600	1,192,169
Guolian Minsheng Securities Co Ltd A Shares (China)	121,600	169,847
Guosen Securities Co Ltd A Shares (China)	192,500	347,244
Guotai Haitong Securities Co Ltd A Shares (China)	299,566	854,518
Guotai Haitong Securities Co Ltd H Shares (c)(d)	1,050,720	2,235,375
Guoyuan Securities Co Ltd A Shares (China)	132,300	158,910
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	14,900	747,577
Huatai Securities Co Ltd A Shares (China)	66,400	219,303
Huatai Securities Co Ltd H Shares (c)(d)	849,000	2,025,750
Industrial Securities Co Ltd A Shares (China)	218,840	216,581
Orient Securities Co Ltd/China A Shares (China)	219,408	322,875
SDIC Capital Co Ltd A Shares (China)	212,000	234,514
Shenwan Hongyuan Group Co Ltd A Shares (China)	670,000	488,640
Sinolink Securities Co Ltd A Shares (China)	92,300	123,744
SooChow Securities Co Ltd A Shares (China)	129,549	178,341
Tianfeng Securities Co Ltd A Shares (China) (b)	266,800	158,505
Western Securities Co Ltd A Shares (China)	112,200	129,280
Zheshang Securities Co Ltd A Shares (China)	151,000	232,416
Zhongtai Securities Co Ltd A Shares (China)	227,700	209,300
		25,501,059
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	46,725	726,573
Financial Services - 0.0%
Far East Horizon Ltd	1,102,000	1,101,704
Insurance - 0.4%
China Life Insurance Co Ltd A Shares (China)	62,300	445,579
China Life Insurance Co Ltd H Shares	3,633,000	16,220,868
China Pacific Insurance Group Co Ltd A Shares (China)	196,200	1,285,563
China Pacific Insurance Group Co Ltd H Shares	1,286,800	6,489,922
China Taiping Insurance Holdings Co Ltd	683,577	2,241,810
New China Life Insurance Co Ltd A Shares (China)	49,500	592,426
New China Life Insurance Co Ltd H Shares	473,200	3,849,396
People's Insurance Co Group of China Ltd/The A Shares (China)	140,700	186,406
People's Insurance Co Group of China Ltd/The H Shares	4,323,000	3,762,932
PICC Property & Casualty Co Ltd H Shares	3,358,933	6,961,140
Ping An Insurance Group Co of China Ltd A Shares (China)	353,192	3,391,313
Ping An Insurance Group Co of China Ltd H Shares	3,197,500	29,657,937
		75,085,292
TOTAL FINANCIALS		261,995,040
Health Care - 0.3%
Biotechnology - 0.1%
3SBio Inc (c)(d)	888,500	2,649,998
Akeso Inc (b)(c)(d)(f)	314,000	4,437,424
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	52,960	126,842
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	32,346	195,656
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (b)	63,700	159,164
Imeik Technology Development Co Ltd A Shares (China)	8,020	161,202
Innovent Biologics Inc (b)(c)(d)	706,500	7,334,411
Remegen Co Ltd H Shares (b)(c)(d)(f)	87,000	937,699
Shanghai RAAS Blood Products Co Ltd A Shares (China)	173,800	157,506
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(f)	23,600	1,254,905
		17,414,807
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	4,390	146,507
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	33,000	189,406
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,165,600	746,022
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	23,861	443,806
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	33,800	920,198
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	19,300	149,586
		2,595,525
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	241,269	384,198
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	42,300	153,641
Huadong Medicine Co Ltd A Shares (China)	45,560	236,394
Shanghai Pharmaceuticals Holding Co Ltd H Shares	130,700	199,092
Sinopharm Group Co Ltd H Shares	671,200	1,793,968
		2,767,293
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	554,000	911,266
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	4,600	41,694
Hangzhou Tigermed Consulting Co Ltd H Shares (c)(d)	7,900	55,821
Pharmaron Beijing Co Ltd A Shares (China)	12,300	52,514
Pharmaron Beijing Co Ltd H Shares (c)(d)	39,200	103,769
Wuxi Apptec Co Ltd A Shares (China)	88,048	1,205,764
Wuxi Apptec Co Ltd H Shares (c)(d)	180,900	2,574,990
Wuxi Biologics Cayman Inc (b)(c)(d)	1,687,000	7,990,042
WuXi XDC Cayman Inc (b)	170,500	1,370,617
XtalPi Holdings Ltd (b)(f)	797,000	1,232,416
		15,538,893
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	32,200	140,440
Changchun High-Tech Industry Group Co Ltd A Shares (China)	10,800	148,987
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	40,211	162,597
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	40,420	226,004
CSPC Pharmaceutical Group Ltd	3,926,640	4,825,302
Haisco Pharmaceutical Group Co Ltd A Shares (China)	27,700	201,940
Hansoh Pharmaceutical Group Co Ltd (c)(d)	736,000	3,636,615
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	177,248	1,482,899
Kangmei Pharmaceutical Co Ltd rights (b)(e)	2,718	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	13,469	190,999
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	69,000	180,359
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	32,000	215,934
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (b)	5,067	202,447
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	47,600	211,921
Sino Biopharmaceutical Ltd	5,031,250	4,276,379
Yunnan Baiyao Group Co Ltd A Shares (China)	53,680	429,409
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	17,498	403,737
		16,935,969
TOTAL HEALTH CARE		55,252,487
Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	70,000	466,516
AviChina Industry & Technology Co Ltd H Shares (f)	1,316,000	699,095
Kuang-Chi Technologies Co Ltd A Shares (China) (b)	56,800	387,858
		1,553,469
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	1,101,600	1,434,092
JD Logistics Inc (b)(c)(d)	941,700	1,348,885
SF Holding Co Ltd A Shares (China)	137,000	739,023
YTO Express Group Co Ltd A Shares (China)	88,800	215,621
ZTO Express Cayman Inc A Shares	204,841	4,522,922
		8,260,543
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	44,600	178,997
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	44,000	174,309
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	1,250,000	761,639
China Energy Engineering Corp Ltd A Shares (China)	925,100	323,371
China National Chemical Engineering Co Ltd A Shares (China)	155,100	198,567
China Railway Group Ltd A Shares (China)	1,032,400	846,504
China Railway Group Ltd H Shares	1,276,000	736,647
China State Construction Engineering Corp Ltd A Shares (China)	1,175,160	851,989
China State Construction International Holdings Ltd	659,250	791,562
Metallurgical Corp of China Ltd A Shares (China)	143,300	64,520
Metallurgical Corp of China Ltd H Shares	506,000	119,827
Power Construction Corp of China Ltd A Shares (China)	474,600	386,411
Sichuan Road and Bridge Group Co Ltd A Shares (China)	191,040	266,839
		5,347,876
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	134,900	281,375
CNGR Advanced Material Co Ltd A Shares (China)	24,840	195,704
Contemporary Amperex Technology Co Ltd A Shares (China)	127,980	6,443,414
Contemporary Amperex Technology Co Ltd H Shares (f)	40,400	2,520,860
Dongfang Electric Corp Ltd A Shares (China)	80,300	287,044
Eve Energy Co Ltd A Shares (China)	56,924	522,341
GEM Co Ltd A Shares (China)	155,400	200,293
Goldwind Science & Technology Co Ltd A Shares (China)	103,982	390,545
Goneo Group Co Ltd A Shares (China)	21,112	126,882
Gotion High-Tech Co Ltd A Shares (China)	48,800	266,613
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	100,100	321,679
JL Mag Rare-Earth Co Ltd A Shares (China)	31,900	172,767
NARI Technology Co Ltd A Shares (China)	227,305	823,978
Ningbo Deye Technology Co Ltd A Shares (China)	24,096	291,055
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	19,200	153,064
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	46,100	156,701
Shanghai Electric Group Co Ltd A Shares (China) (b)	330,000	413,464
Sungrow Power Supply Co Ltd A Shares (China)	57,560	1,250,269
Sunwoda Electronic Co Ltd A Shares (China)	54,700	184,359
TBEA Co Ltd A Shares (China)	140,800	550,906
Wolong Electric Group Co Ltd A Shares (China)	43,600	275,583
Zhejiang Chint Electrics Co Ltd A Shares (China)	61,000	256,487
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	53,010	549,030
		16,634,413
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,389,900	973,685
Daqin Railway Co Ltd A Shares (China)	567,500	409,803
		1,383,488
Industrial Conglomerates - 0.0%
CITIC Ltd	2,020,000	3,234,751
Fosun International Ltd	1,143,500	608,922
		3,843,673
Machinery - 0.2%
Airtac International Group	65,043	2,349,090
China CSSC Holdings Ltd A Shares (China)	248,700	1,199,899
CRRC Corp Ltd A Shares (China)	1,080,600	980,845
CRRC Corp Ltd H Shares	1,567,000	1,163,400
Haitian International Holdings Ltd	306,000	947,131
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	43,072	671,630
Sany Heavy Industry Co Ltd A Shares (China)	235,200	741,624
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	22,300	267,404
Shenzhen Envicool Technology Co Ltd A Shares (China)	27,100	417,079
Shenzhen Inovance Technology Co Ltd A Shares (China)	35,350	379,497
Sinotruk Hong Kong Ltd	322,000	1,480,555
UBTech Robotics Corp Ltd H Shares (b)(f)	104,250	1,866,921
Weichai Power Co Ltd A Shares (China)	169,500	578,837
Weichai Power Co Ltd H Shares	942,600	3,211,942
XCMG Construction Machinery Co Ltd A Shares (China)	420,000	648,873
Yangzijiang Shipbuildling (Holdings) Ltd	1,265,500	3,322,671
Yutong Bus Co Ltd A Shares (China)	58,800	261,362
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	49,700	364,184
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	29,654	243,741
Zhuzhou CRRC Times Electric Co Ltd H Shares	200,000	1,092,664
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	186,700	235,532
		22,424,881
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	458,320	948,714
COSCO SHIPPING Holdings Co Ltd H Shares (f)	1,113,150	1,952,120
SITC International Holdings Co Ltd	666,000	2,484,254
		5,385,088
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	236,900	283,186
Air China Ltd H Shares (b)	146,000	130,449
China Eastern Airlines Corp Ltd A Shares (China) (b)	441,300	345,333
China Southern Airlines Co Ltd A Shares (China) (b)	165,000	171,129
China Southern Airlines Co Ltd H Shares (b)	230,000	171,350
Hainan Airlines Holding Co Ltd A Shares (China) (b)	1,234,000	299,991
Spring Airlines Co Ltd A Shares (China)	27,400	221,628
		1,623,066
Professional Services - 0.0%
Kanzhun Ltd ADR	182,564	3,381,085
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	96,900	1,005,951
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	146,300	197,403
China Merchants Port Holdings Co Ltd	582,655	1,173,201
Jiangsu Expressway Co Ltd H Shares (f)	556,000	733,068
Shanghai International Airport Co Ltd A Shares (China)	37,900	167,917
Zhejiang Expressway Co Ltd H Shares	744,880	702,726
		2,974,315
TOTAL INDUSTRIALS		74,171,154
Information Technology - 0.6%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd (f)	376,500	1,609,695
Hengtong Optic-electric Co Ltd A Shares (China)	62,700	315,766
Suzhou TFC Optical Communication Co Ltd A Shares (China)	22,660	809,785
Yealink Network Technology Corp Ltd A Shares (China)	34,760	191,857
Zhongji Innolight Co Ltd A Shares (China)	31,700	2,959,443
ZTE Corp A Shares (China)	57,100	316,147
ZTE Corp H Shares (f)	442,280	1,604,462
		7,807,155
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	371,000	1,757,146
Accelink Technologies Co Ltd A Shares (China)	21,200	220,821
Avary Holding Shenzhen Co Ltd A Shares (China)	61,100	501,597
BOE Technology Group Co Ltd A Shares (China)	1,732,500	1,089,082
Chaozhou Three-Circle Group Co Ltd A Shares (China)	49,900	358,902
China Railway Signal & Communication Corp Ltd A Shares (China)	245,055	193,880
Eoptolink Technology Inc Ltd A Shares (China)	28,640	1,728,226
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	347,751	132,562
Foxconn Industrial Internet Co Ltd A Shares (China)	376,696	3,126,604
GoerTek Inc A Shares (China)	98,300	367,648
Hgtech Co Ltd A Shares (China)	27,900	310,676
Lens Technology Co Ltd A Shares (China)	139,500	729,431
Lingyi iTech Guangdong Co A Shares (China)	204,100	429,823
Luxshare Precision Industry Co Ltd A Shares (China)	202,947	1,509,020
Maxscend Microelectronics Co Ltd A Shares (China)	18,452	207,831
Ofilm Group Co Ltd A Shares (China) (b)	89,200	125,234
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	7,171	156,154
Shengyi Electronics Co Ltd A Shares (China)	19,392	245,756
Shengyi Technology Co Ltd A Shares (China)	68,000	674,449
Shennan Circuits Co Ltd A Shares (China)	18,620	625,689
Shenzhen Everwin Precision Technology Co Ltd A Shares (China)	38,600	214,606
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	27,600	254,531
Sunny Optical Technology Group Co Ltd	338,300	2,710,870
SUPCON Technology Co Ltd A Shares (China)	19,412	234,086
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	51,100	568,648
TCL Technology Group Corp A Shares (China)	536,260	374,130
Unisplendour Corp Ltd A Shares (China)	72,420	260,646
Victory Giant Technology Huizhou Co Ltd A Shares (China)	24,400	929,353
Wingtech Technology Co Ltd A Shares (China) (b)	32,200	182,498
Wuhan Guide Infrared Co Ltd A Shares (China) (b)	132,244	315,594
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	53,830	540,100
Zhejiang Dahua Technology Co Ltd A Shares (China)	88,500	241,372
		21,316,965
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	535,500	2,981,717
Isoftstone Information Technology Group Co Ltd A Shares (China)	25,250	174,525
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	36,600	430,824
		3,587,066
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Shanghai Inc A Shares (China)	7,001	190,138
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	17,566	879,216
Amlogic Shanghai Co Ltd A Shares (China) (b)	10,582	133,330
Bestechnic Shanghai Co Ltd A Shares (China)	4,352	138,039
Cambricon Technologies Corp Ltd A Shares (China) (b)	12,054	2,182,855
China Resources Microelectronics Ltd A Shares (China)	33,258	305,083
CSI Solar Co Ltd A Shares (China)	97,383	214,049
Flat Glass Group Co Ltd A Shares (China) (b)	58,000	134,409
GalaxyCore Inc A Shares (China)	58,451	135,454
GCL Technology Holdings Ltd (b)(f)	11,310,000	1,563,574
Gigadevice Semiconductor Inc A Shares (China)	18,784	850,823
Hangzhou Chang Chuan Technology Co Ltd A Shares (China)	17,900	328,376
Hangzhou First Applied Material Co Ltd A Shares (China)	80,148	196,111
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	42,700	205,093
Hua Hong Semiconductor Ltd (b)(c)(d)	357,000	5,323,857
Hua Hong Semiconductor Ltd A Shares (China) (b)	11,125	248,209
Hwatsing Technology Co Ltd A Shares (China)	8,854	240,564
Hygon Information Technology Co Ltd A Shares (China)	66,895	2,544,642
Ingenic Semiconductor Co Ltd A Shares (China)	12,200	252,362
JA Solar Technology Co Ltd A Shares (China) (b)	88,996	144,790
JCET Group Co Ltd A Shares (China)	45,200	321,717
Jinko Solar Co Ltd A Shares (China) (b)	295,375	268,957
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	213,468	549,043
Loongson Technology Corp Ltd (China) (b)	10,468	251,907
Montage Technology Co Ltd A Shares (China)	32,267	844,069
National Silicon Industry Group Co Ltd A Shares (China) (b)	85,634	276,054
NAURA Technology Group Co Ltd A Shares (China)	20,380	1,393,201
Nexchip Semiconductor Corp A Shares (China)	52,137	274,344
OmniVision Integrated Circuits Group Inc A Shares (China)	31,850	555,288
Piotech Inc A Shares (China)	7,519	381,523
Rockchip Electronics Co Ltd A Shares (China)	11,100	305,485
Sanan Optoelectronics CO Ltd A Shares (China)	129,100	300,105
SG Micro Corp A Shares (China)	15,681	171,748
Shenzhen Goodix Technology Co Ltd A Shares (China)	11,200	130,177
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (b)	108,500	146,867
Tianshui Huatian Technology Co Ltd A Shares (China)	80,100	174,793
TongFu Microelectronics Co Ltd A Shares (China)	38,100	285,322
Tongwei Co Ltd A Shares (China) (b)	119,100	311,809
Trina Solar Co Ltd A Shares (China) (b)	58,777	158,531
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	22,379	270,766
United Nova Technology Co Ltd A Shares (China) (b)	243,349	265,691
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	13,877	443,174
Xinjiang Daqo New Energy Co Ltd A Shares (China) (b)	60,586	211,344
Xinyi Solar Holdings Ltd (f)	2,141,631	926,603
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	32,500	208,135
		25,637,627
Software - 0.0%
360 Security Technology Inc A Shares (China)	182,400	318,529
Beijing Kingsoft Office Software Inc A Shares (China)	12,962	628,061
China National Software & Service Co Ltd A Shares (China) (b)	24,130	156,615
Empyrean Technology Co Ltd A Shares (China)	12,000	177,970
Horizon Robotics A Shares (b)(f)	2,366,400	2,492,988
Hundsun Technologies Inc A Shares (China)	48,677	217,416
Iflytek Co Ltd A Shares (China)	65,500	561,556
Jiangsu Hoperun Software Co Ltd A Shares (China)	21,100	151,759
Kingdee International Software Group Co Ltd (b)	1,445,000	2,395,355
Shanghai Baosight Software Co Ltd A Shares (China)	14,342	47,162
Shanghai Baosight Software Co Ltd B Shares	177,511	190,647
Yonyou Network Technology CO Ltd A Shares (China) (b)	88,130	192,443
		7,530,501
Technology Hardware, Storage & Peripherals - 0.4%
Anker Innovations Technology Co Ltd A Shares (China)	14,170	202,977
China Greatwall Technology Group Co Ltd A Shares (China) (b)	85,700	195,642
Huaqin Technology Co Ltd A Shares (China)	22,200	276,105
IEIT Systems Co Ltd A Shares (China)	38,412	347,555
Lenovo Group Ltd	3,944,000	4,443,758
Sharetronic Data Technology Co Ltd A Shares (China)	9,800	321,359
Shenzhen Longsys Electronics Co Ltd (China) (b)	9,800	473,665
Shenzhen Transsion Holdings Co Ltd A Shares (China)	29,798	249,169
Xiaomi Corp B Shares (b)(c)(d)	8,325,600	37,686,409
		44,196,639
TOTAL INFORMATION TECHNOLOGY		110,075,953
Materials - 0.4%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd A Shares (China)	41,320	407,747
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	218,200	1,689,828
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	50,020	292,921
Hengli Petrochemical Co Ltd A Shares (China)	196,000	735,872
Hoshine Silicon Industry Co Ltd A Shares (China)	28,200	201,610
Huafon Chemical Co Ltd A Shares (China)	123,500	228,817
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	208,300	177,085
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	169,000	321,384
Kingfa Sci & Tech Co Ltd A Shares (China)	74,400	204,736
LB Group Co Ltd A Shares (China)	72,600	231,426
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	191,100	653,150
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	148,800	701,645
Rongsheng Petrochemical Co Ltd A Shares (China)	260,250	552,190
Satellite Chemical Co Ltd A Shares (China)	103,199	361,625
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	54,120	292,019
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	60,280	240,279
Sinoma Science & Technology Co Ltd A Shares (China)	47,300	291,757
Tianqi Lithium Corp A Shares (China) (b)	38,500	302,107
Wanhua Chemical Group Co Ltd A Shares (China)	87,200	1,103,461
Yunnan Yuntianhua Co Ltd A Shares (China)	53,200	292,259
Zangge Mining Co Ltd A Shares (China)	57,600	715,054
Zhejiang Juhua Co Ltd A Shares (China)	70,100	396,696
Zhejiang Longsheng Group Co Ltd A Shares (China)	109,700	240,175
Zhejiang NHU Co Ltd A Shares (China)	92,780	371,827
		11,005,670
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	105,200	371,058
Anhui Conch Cement Co Ltd H Shares	596,500	1,895,154
China Jushi Co Ltd A Shares (China)	110,322	339,135
China National Building Material Co Ltd H Shares	1,749,000	1,258,225
		3,863,572
Metals & Mining - 0.4%
Aluminum Corp of China Ltd A Shares (China)	638,400	1,297,600
Aluminum Corp of China Ltd H Shares	1,594,000	2,825,988
Baoshan Iron & Steel Co Ltd A Shares (China)	826,800	868,219
Chifeng Jilong Gold Mining Co A Shares (China)	44,200	274,670
China Gold International Resources Corp Ltd	113,000	2,968,165
China Hongqiao Group Ltd	1,387,000	6,412,930
China Nonferrous Mining Corp Ltd	632,000	1,270,132
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	100,500	745,826
China Oriental Group Co Ltd	107	19
China Rare Earth Resources And Technology Co Ltd A Shares (China) (b)	28,100	219,165
Citic Pacific Special Steel Group Co Ltd A Shares (China)	80,400	189,904
CMOC Group Ltd A Shares (China)	463,700	1,622,875
CMOC Group Ltd H Shares	1,866,000	5,331,361
Guangdong HEC Technology Holding Co Ltd A Shares (China) (b)	84,300	330,324
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	55,800	263,759
Huaibei Mining Holdings Co Ltd A Shares (China)	62,600	113,102
Hunan Valin Steel Co Ltd A Shares (China)	171,800	154,952
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,260,300	455,044
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China)	50,200	444,248
Jiangxi Copper Co Ltd A Shares (China)	62,700	572,005
Jiangxi Copper Co Ltd H Shares	492,000	2,988,994
Jinduicheng Molybdenum Co Ltd A Shares (China)	90,700	267,726
MMG Ltd (b)	2,020,000	2,660,719
Shandong Gold Mining Co Ltd A Shares (China)	125,532	985,043
Shandong Gold Mining Co Ltd H Shares (c)(d)(f)	421,250	2,386,621
Shandong Nanshan Aluminum Co Ltd A Shares (China)	328,600	346,952
Shanjin International Gold Co Ltd A Shares (China)	69,440	348,012
Tianshan Aluminum Group Co Ltd A Shares (China)	115,800	313,997
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	377,700	449,323
Western Mining Co Ltd A Shares (China)	57,700	295,482
Western Superconducting Technologies Co Ltd A Shares (China)	18,859	229,859
Xiamen Tungsten Co Ltd A Shares (China)	49,200	400,224
Yunnan Aluminium Co Ltd A Shares (China)	97,800	473,261
Zhaojin Mining Industry Co Ltd H Shares	843,500	3,908,642
Zhongjin Gold Corp Ltd A Shares (China)	135,900	721,359
Zijin Mining Group Co Ltd A Shares (China)	629,800	3,636,519
Zijin Mining Group Co Ltd H Shares	2,868,000	15,382,446
		62,155,467
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	85,200	206,144
TOTAL MATERIALS		77,230,853
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd	444,232	913,814
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	232,600	353,664
China Overseas Land & Investment Ltd	1,824,000	3,278,115
China Resources Land Ltd	1,576,634	6,191,822
China Resources Mixc Lifestyle Services Ltd (c)(d)	341,400	2,024,251
China Vanke Co Ltd A Shares (China) (b)	310,100	217,684
China Vanke Co Ltd H Shares (b)(f)	1,021,300	496,786
Hainan Airport Infrastructure Co Ltd A Shares (China)	330,400	212,924
KE Holdings Inc A Shares	995,234	6,326,824
Longfor Group Holdings Ltd (c)(d)(f)	984,687	1,298,278
Poly Developments and Holdings Group Co Ltd A Shares (China)	339,400	332,479
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	40,500	242,181
Wharf Holdings Ltd/The	500,000	1,615,443
Youngor Fashion Co Ltd A Shares (China)	112,893	119,360
TOTAL REAL ESTATE		23,623,625
Utilities - 0.1%
Gas Utilities - 0.0%
Beijing Enterprises Holdings Ltd	235,500	1,067,152
China Gas Holdings Ltd	1,325,400	1,313,168
China Resources Gas Group Ltd (f)	461,400	1,269,838
ENN Energy Holdings Ltd	397,000	3,422,633
ENN Natural Gas Co Ltd A Shares (China)	62,200	174,563
Kunlun Energy Co Ltd	1,834,000	1,878,112
		9,125,466
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	592,800	328,303
CGN Power Co Ltd H Shares (c)(d)	4,811,000	2,007,637
China Longyuan Power Group Corp Ltd H Shares	1,293,000	1,175,139
China National Nuclear Power Co Ltd A Shares (China)	606,600	751,297
China Power International Development Ltd	1,718,248	717,027
China Resources Power Holdings Co Ltd	998,523	2,275,151
China Three Gorges Renewables Group Co Ltd A Shares (China)	889,400	525,829
China Yangtze Power Co Ltd A Shares (China)	930,530	3,528,431
Datang International Power Generation Co Ltd A Shares (China)	324,200	176,283
GD Power Development Co Ltd A Shares (China)	550,000	366,311
Hanergy Mobile Energy Holding Group Co Ltd (b)(e)	576,000	1
Huadian Power International Corp Ltd A Shares (China)	21,700	15,295
Huadian Power International Corp Ltd H Shares	296,000	156,486
Huaneng Power International Inc A Shares (China)	309,900	314,726
Huaneng Power International Inc H Shares	1,894,000	1,381,933
SDIC Power Holdings Co Ltd A Shares (China)	202,600	371,583
Shanghai Electric Power Co Ltd A Shares (China)	78,600	240,489
Shenergy Co Ltd A Shares (China)	114,200	136,841
Sichuan Chuantou Energy Co Ltd A Shares (China)	134,836	269,992
Wintime Energy Group Co Ltd A Shares (China) (b)	564,400	137,208
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	354,600	252,493
		15,128,455
Water Utilities - 0.0%
Guangdong Investment Ltd	1,566,000	1,479,382
TOTAL UTILITIES		25,733,303
TOTAL CHINA		1,462,368,232
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	122,257	2,761,364
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	207,945	1,704,334
TOTAL COLOMBIA		4,465,698
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(f)	379,014	4,793,171
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	93,639	5,409,688
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	36,392	2,206,580
Moneta Money Bank AS (c)(d)	119,673	1,200,626
TOTAL FINANCIALS		3,407,206
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	65,781	3,783,509
TOTAL CZECH REPUBLIC		7,190,715
DENMARK - 1.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	38,378	3,100,526
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	45,343	6,138,957
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	321,814	16,421,818
Insurance - 0.0%
Tryg A/S	161,109	3,914,987
TOTAL FINANCIALS		20,336,805
Health Care - 0.6%
Biotechnology - 0.1%
Genmab A/S (b)	29,477	9,603,179
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	60,533	5,160,136
Demant A/S (b)	45,292	1,584,413
		6,744,549
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	1,556,718	92,436,739
TOTAL HEALTH CARE		108,784,467
Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	98,743	27,724,867
Building Products - 0.0%
ROCKWOOL A/S Series B	44,903	1,521,985
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	488,645	14,811,519
TOTAL INDUSTRIALS		44,058,371
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	170,585	10,443,013
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	255,754	5,748,056
TOTAL DENMARK		198,610,195
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	690,875	556,469
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,208,226	3,449,868
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	350,718	646,358
TOTAL EGYPT		4,652,695
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	67,201	2,960,043
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	131,275	3,320,650
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	205,666	5,256,030
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,499,322	28,967,516
Insurance - 0.1%
Sampo Oyj A Shares	1,163,477	12,975,463
TOTAL FINANCIALS		41,942,979
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	52,860	4,364,102
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	164,088	11,790,694
Metso Oyj	321,689	6,297,401
Wartsila OYJ Abp	243,761	9,881,820
TOTAL INDUSTRIALS		27,969,915
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,565,218	16,522,343
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	286,750	3,309,937
UPM-Kymmene Oyj	258,734	7,137,990
TOTAL MATERIALS		10,447,927
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	219,444	5,180,249
TOTAL FINLAND		117,964,238
FRANCE - 5.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	908,065	16,880,965
Media - 0.1%
Publicis Groupe SA	111,638	11,158,028
TOTAL COMMUNICATION SERVICES		28,038,993
Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	326,099	12,109,895
Automobiles - 0.0%
Renault SA	94,047	3,553,938
Hotels, Restaurants & Leisure - 0.1%
Accor SA	95,746	5,204,768
FDJ UNITED	57,675	1,527,275
Sodexo SA	40,407	2,064,459
Sodexo SA	2,224	113,726
		8,910,228
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	15,332	36,874,612
Kering SA	36,094	11,267,753
LVMH Moet Hennessy Louis Vuitton SE	120,914	78,038,458
		126,180,823
TOTAL CONSUMER DISCRETIONARY		150,754,884
Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	98,494	8,765,580
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	292,948	4,798,251
Food Products - 0.1%
Danone SA	313,522	24,567,568
Personal Care Products - 0.4%
L'Oreal SA	86,503	39,742,896
L'Oreal SA (loyalty shares)	29,695	13,643,056
		53,385,952
TOTAL CONSUMER STAPLES		91,517,351
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bollore SE	372,574	2,126,010
TotalEnergies SE	961,304	69,679,306
TOTAL ENERGY		71,805,316
Financials - 0.8%
Banks - 0.6%
BNP Paribas SA	486,325	52,587,566
Credit Agricole SA	519,731	11,255,519
Societe Generale SA Series A	342,237	29,990,061
		93,833,146
Capital Markets - 0.0%
Amundi SA (c)(d)	30,738	2,730,825
Financial Services - 0.0%
Edenred SE	114,007	2,387,892
Insurance - 0.2%
AXA SA	839,524	38,281,573
TOTAL FINANCIALS		137,233,436
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
BioMerieux	20,501	2,376,624
EssilorLuxottica SA	145,505	44,481,136
		46,857,760
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	14,222	3,174,370
Pharmaceuticals - 0.0%
Ipsen SA	18,654	3,042,545
TOTAL HEALTH CARE		53,074,675
Industrials - 1.4%
Aerospace & Defense - 0.9%
Airbus SE	287,227	65,760,628
Dassault Aviation SA	9,601	3,639,498
Safran SA	174,107	62,206,939
Thales SA	44,919	13,750,871
		145,357,936
Building Products - 0.1%
Cie de Saint-Gobain SA	218,318	21,549,195
Construction & Engineering - 0.3%
Bouygues SA	94,164	5,090,865
Eiffage SA	33,668	4,986,550
Vinci SA	241,505	34,724,732
		44,802,147
Electrical Equipment - 0.1%
Legrand SA	127,187	20,306,423
Machinery - 0.0%
Alstom SA (b)	169,460	5,410,588
Professional Services - 0.0%
Bureau Veritas SA	169,463	5,443,657
Trading Companies & Distributors - 0.0%
Rexel SA	110,768	4,666,361
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	16,470	2,176,782
Getlink SE Series A	151,826	3,007,248
		5,184,030
TOTAL INDUSTRIALS		252,720,337
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	74,926	11,641,871
Software - 0.0%
Dassault Systemes SE	325,572	8,954,800
TOTAL INFORMATION TECHNOLOGY		20,596,671
Materials - 0.2%
Chemicals - 0.2%
Air Liquide SA	209,896	39,305,638
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	29,147	1,857,029
Office REITs - 0.0%
Gecina SA	24,842	2,280,629
Retail REITs - 0.1%
Klepierre SA	106,752	4,104,908
Unibail-Rodamco-Westfield unit	60,317	6,649,199
		10,754,107
TOTAL REAL ESTATE		14,891,765
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	661,527	19,750,841
Engie SA (b)	202,100	6,033,986
Veolia Environnement SA	316,169	11,858,614
TOTAL UTILITIES		37,643,441
TOTAL FRANCE		897,582,507
GERMANY - 5.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	1,778,381	59,679,425
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	30,504	2,565,404
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	36,732	3,659,560
TOTAL COMMUNICATION SERVICES		65,904,389
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG	53,481	4,224,556
Automobiles - 0.2%
Bayerische Motoren Werke AG	135,019	13,991,114
Mercedes-Benz Group AG	348,800	23,838,474
		37,829,588
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	110,089	3,176,224
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	82,870	14,693,149
TOTAL CONSUMER DISCRETIONARY		59,923,517
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	51,969	4,289,998
Personal Care Products - 0.0%
Beiersdorf AG	47,378	5,651,219
TOTAL CONSUMER STAPLES		9,941,217
Financials - 1.2%
Banks - 0.1%
Commerzbank AG	354,582	14,580,338
Capital Markets - 0.3%
Deutsche Bank AG	895,160	35,333,894
Deutsche Boerse AG	91,151	23,081,747
		58,415,641
Insurance - 0.8%
Allianz SE	186,531	82,133,736
Hannover Rueck SE	29,198	8,264,832
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63,128	38,260,404
Talanx AG	31,329	3,954,965
		132,613,937
TOTAL FINANCIALS		205,609,916
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	163,241	8,147,932
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	107,081	4,820,682
Fresenius SE & Co KGaA	204,733	11,456,935
		16,277,617
Pharmaceuticals - 0.2%
Bayer AG	475,122	25,130,004
Merck KGaA	62,500	9,312,048
		34,442,052
TOTAL HEALTH CARE		58,867,601
Industrials - 1.7%
Aerospace & Defense - 0.4%
Hensoldt AG (f)	30,914	3,065,263
MTU Aero Engines AG	26,048	11,563,061
Rheinmetall AG	22,240	46,964,231
		61,592,555
Air Freight & Logistics - 0.1%
Deutsche Post AG	463,643	25,930,861
Construction & Engineering - 0.0%
HOCHTIEF AG	7,564	3,181,132
Electrical Equipment - 0.4%
Siemens Energy AG (b)	374,788	64,217,054
Industrial Conglomerates - 0.7%
Siemens AG	367,344	111,059,220
Machinery - 0.1%
Daimler Truck Holding AG	230,181	11,175,734
Gea Group Ag	71,656	5,130,221
Knorr-Bremse AG	35,441	4,135,883
Rational AG	2,464	1,980,236
		22,422,074
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	287,191	2,961,670
Trading Companies & Distributors - 0.0%
Brenntag SE	58,088	3,539,127
TOTAL INDUSTRIALS		294,903,693
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	632,982	30,941,753
Software - 0.6%
Nemetschek SE	28,190	2,471,040
SAP SE	504,689	100,820,938
		103,291,978
TOTAL INFORMATION TECHNOLOGY		134,233,731
Materials - 0.3%
Chemicals - 0.2%
BASF SE	432,423	23,443,379
Evonik Industries AG	122,802	1,906,880
Symrise AG	64,944	5,467,447
		30,817,706
Construction Materials - 0.1%
Heidelberg Materials AG	64,803	17,747,649
TOTAL MATERIALS		48,565,355
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	36,496	2,630,240
Vonovia SE	368,064	10,776,653
TOTAL REAL ESTATE		13,406,893
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	306,188	19,424,546
Multi-Utilities - 0.1%
E.ON SE	1,094,215	23,171,401
TOTAL UTILITIES		42,595,947
TOTAL GERMANY		933,952,259
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	75,435	1,410,104
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	86,220	1,737,415
Specialty Retail - 0.0%
FF Group (b)(e)	5,453	0
JUMBO SA	55,061	1,634,275
		1,634,275
TOTAL CONSUMER DISCRETIONARY		3,371,690
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	1,068,357	5,114,187
Eurobank SA	1,256,534	6,158,804
National Bank of Greece SA	421,794	7,457,105
Piraeus Bank SA	548,412	5,532,012
TOTAL FINANCIALS		24,262,108
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	92,854	2,196,887
TOTAL GREECE		31,240,789
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,829,557	2,740,084
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	4,056,946	4,767,318
Financials - 0.7%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (b)	27,553	4,479,291
Hong Kong Exchanges & Clearing Ltd	582,102	32,091,931
		36,571,222
Insurance - 0.5%
AIA Group Ltd	5,076,895	58,574,588
Prudential PLC	1,236,893	20,316,272
		78,890,860
TOTAL FINANCIALS		115,462,082
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd (f)	732,318	3,241,581
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	163,004	1,573,265
Machinery - 0.1%
Techtronic Industries Co Ltd	711,347	9,697,579
Marine Transportation - 0.0%
Orient Overseas International Ltd (f)	61,000	998,694
TOTAL INDUSTRIALS		15,511,119
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	102,000	2,854,188
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	941,471	5,524,383
Henderson Land Development Co Ltd	685,059	2,728,976
Hongkong Land Holdings Ltd (Singapore)	528,367	4,485,836
Jinmao Property Services Co Ltd (c)	316	107
Sino Land Co Ltd (f)	1,779,408	2,683,200
Sun Hung Kai Properties Ltd	701,562	11,288,430
Wharf Real Estate Investment Co Ltd	789,654	2,747,379
		29,458,311
Retail REITs - 0.0%
Link REIT	1,266,385	5,822,832
TOTAL REAL ESTATE		35,281,143
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	312,636	2,571,250
CLP Holdings Ltd	796,608	7,540,759
Power Assets Holdings Ltd	679,354	5,274,231
		15,386,240
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	5,436,468	5,128,809
TOTAL UTILITIES		20,515,049
TOTAL HONG KONG		197,130,983
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	191,637	2,340,503
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	108,566	13,677,760
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	65,978	2,208,270
TOTAL HUNGARY		18,226,533
INDIA - 4.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	630,457	3,054,857
Tata Communications Ltd	53,971	924,395
		3,979,252
Interactive Media & Services - 0.0%
Info Edge India Ltd	170,795	2,327,211
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,242,023	26,666,638
Vodafone Idea Ltd (b)	12,582,646	1,532,795
		28,199,433
TOTAL COMMUNICATION SERVICES		34,505,896
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Balkrishna Industries Ltd	37,421	941,014
Bharat Forge Ltd	115,582	1,816,912
Bosch Ltd	3,418	1,361,698
MRF Ltd	1,128	1,625,866
Samvardhana Motherson International Ltd	1,994,115	2,455,292
Tube Investments of India Ltd	51,827	1,319,838
		9,520,620
Automobiles - 0.3%
Bajaj Auto Ltd	32,629	3,415,238
Eicher Motors Ltd	66,524	5,167,374
Hero MotoCorp Ltd	58,502	3,530,766
Hyundai Motor India Ltd	77,747	1,862,150
Mahindra & Mahindra Ltd	450,835	16,873,248
Maruti Suzuki India Ltd	60,744	9,671,316
Tata Motors Passenger Vehicles Limited	988,625	3,774,164
TVS Motor Co Ltd	115,056	4,614,336
		48,908,592
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (b)	985,519	1,353,699
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	1,175,640	3,507,919
Indian Hotels Co Ltd/The	422,875	3,109,049
Jubilant Foodworks Ltd	190,451	1,032,387
Swiggy Ltd (b)	653,218	2,206,625
		9,855,980
Household Durables - 0.0%
Dixon Technologies India Ltd (c)	17,149	1,953,655
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (b)	534,131	1,383,472
Trent Ltd	89,029	3,675,478
		5,058,950
Textiles, Apparel & Luxury Goods - 0.0%
Kalyan Jewellers India Ltd	189,887	748,933
Page Industries Ltd	2,872	1,033,455
Titan Co Ltd	172,705	7,491,405
		9,273,793
TOTAL CONSUMER DISCRETIONARY		85,925,289
Consumer Staples - 0.2%
Beverages - 0.0%
United Spirits Ltd	146,204	2,172,635
Varun Beverages Ltd	661,843	3,401,460
		5,574,095
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	79,733	3,208,224
Food Products - 0.1%
Britannia Industries Ltd	53,253	3,403,595
Marico Ltd	247,644	1,971,018
Nestle India Ltd	330,110	4,796,809
Tata Consumer Products Ltd	295,848	3,658,495
		13,829,917
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	60,773	1,401,251
Dabur India Ltd	261,555	1,445,065
Godrej Consumer Products Ltd	191,407	2,409,131
Hindustan Unilever Ltd	399,528	10,339,607
Kwality Wall's India Ltd (e)	386,696	169,532
		15,764,586
Tobacco - 0.0%
ITC Ltd	1,463,071	5,140,231
TOTAL CONSUMER STAPLES		43,517,053
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	751,181	2,986,078
Coal India Ltd	906,218	4,355,962
Hindustan Petroleum Corp Ltd	461,382	2,148,561
Indian Oil Corp Ltd	1,334,776	2,376,261
Oil & Natural Gas Corp Ltd	1,560,844	4,578,321
Oil India Ltd	234,439	1,304,072
Petronet LNG Ltd	361,475	1,142,249
Reliance Industries Ltd	2,943,999	44,801,800
TOTAL ENERGY		63,693,304
Financials - 1.2%
Banks - 0.8%
AU Small Finance Bank Ltd (c)(d)	180,779	1,936,749
Axis Bank Ltd	1,112,790	16,631,049
Bank of Baroda	481,330	1,571,643
Canara Bank	848,757	1,364,579
HDFC Bank Ltd	5,494,763	55,685,307
ICICI Bank Ltd	2,556,987	37,817,371
IDFC First Bank Ltd	1,693,408	1,543,558
IndusInd Bank Ltd (b)	278,163	2,718,410
Kotak Mahindra Bank Ltd	2,650,275	11,792,617
Punjab National Bank	1,072,400	1,464,150
State Bank of India	894,632	10,509,443
Union Bank of India Ltd	720,705	1,420,754
Yes Bank Ltd (b)	7,469,605	1,744,108
		146,199,738
Capital Markets - 0.0%
BSE Ltd	94,750	2,890,219
HDFC Asset Management Co Ltd (c)(d)	91,255	2,503,656
		5,393,875
Consumer Finance - 0.2%
Bajaj Finance Ltd	1,353,617	13,726,752
Cholamandalam Investment and Finance Co Ltd	205,149	3,650,415
Muthoot Finance Ltd	58,578	2,446,510
SBI Cards & Payment Services Ltd	131,436	1,080,153
Shriram Finance Ltd	685,180	7,621,912
Sundaram Finance Ltd	31,613	1,819,676
		30,345,418
Financial Services - 0.1%
Bajaj Finserv Ltd	187,552	3,993,871
Bajaj Holdings & Investment Ltd	12,621	1,486,540
Jio Financial Services Ltd	1,404,328	3,897,763
One 97 Communications Ltd (b)	180,854	2,243,565
Power Finance Corp Ltd	711,387	2,943,101
REC Ltd	560,675	2,226,337
		16,791,177
Insurance - 0.1%
HDFC Life Insurance Co Ltd (c)(d)	477,160	3,804,000
ICICI Lombard General Insurance Co Ltd (c)(d)	117,217	2,319,054
ICICI Prudential Life Insurance Co Ltd (c)(d)	168,584	1,170,880
PB Fintech Ltd (b)	168,758	3,045,021
SBI Life Insurance Co Ltd (c)(d)	219,646	4,787,255
		15,126,210
TOTAL FINANCIALS		213,856,418
Health Care - 0.2%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	52,964	4,020,503
Fortis Healthcare Ltd	232,851	2,162,329
Max Healthcare Institute Ltd	381,554	3,981,404
		10,164,236
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	57,920	3,822,212
Pharmaceuticals - 0.1%
Alkem Laboratories Ltd	23,181	1,435,319
Aurobindo Pharma Ltd	121,938	1,606,043
Cipla Ltd/India	275,366	3,976,101
Dr Reddy's Laboratories Ltd	264,619	3,512,559
Lupin Ltd	118,306	2,777,599
Mankind Pharma Ltd	59,979	1,389,354
Sun Pharmaceutical Industries Ltd	464,137	8,075,095
Torrent Pharmaceuticals Ltd	56,711	2,449,680
Zydus Lifesciences Ltd	92,342	891,555
		26,113,305
TOTAL HEALTH CARE		40,099,753
Industrials - 0.4%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,770,592	8,670,097
Hindustan Aeronautics Ltd (c)	97,453	4,909,529
		13,579,626
Building Products - 0.0%
Astral Ltd	57,402	924,377
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	110,546	751,146
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	326,197	13,988,969
Rail Vikas Nigam Ltd (c)	241,627	904,909
Voltas Ltd	105,813	1,532,369
		16,426,247
Electrical Equipment - 0.1%
ABB India Ltd	24,725	1,504,225
Bharat Heavy Electricals Ltd	489,797	1,403,251
CG Power & Industrial Solutions Ltd	342,849	2,183,796
GE Vernova T&D India Ltd	60,936	2,146,722
Havells India Ltd	102,823	1,440,962
Hitachi Energy India Ltd	6,406	1,317,752
Polycab India Ltd	25,699	1,965,668
Siemens Energy India Ltd	43,003	1,166,456
Suzlon Energy Ltd (b)	4,880,598	2,537,332
		15,666,164
Industrial Conglomerates - 0.0%
Siemens Ltd (b)	42,172	1,426,353
Machinery - 0.1%
Ashok Leyland Ltd	1,388,879	2,979,241
Cummins India Ltd	68,303	3,063,408
Tata Motors Ltd /new (b)	989,911	4,949,879
		10,992,528
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)	93,108	4,667,382
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	77,538	1,708,485
Adani Enterprises Ltd	8,981	153,813
		1,862,298
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	262,424	4,063,402
GMR Airports Ltd (b)	1,243,217	1,272,991
		5,336,393
TOTAL INDUSTRIALS		71,632,514
Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	460,880	8,522,566
Infosys Ltd	1,608,102	28,779,368
LTIMindtree Ltd (c)(d)	35,179	2,292,156
Mphasis Ltd	59,793	1,799,123
Persistent Systems Ltd	53,431	3,516,654
Tata Consultancy Services Ltd	437,361	14,900,343
Tech Mahindra Ltd	263,822	5,015,248
Wipro Ltd	1,283,990	3,317,308
		68,142,766
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	40,957	1,245,094
Software - 0.0%
Oracle Financial Services Software Ltd	10,718	907,057
TOTAL INFORMATION TECHNOLOGY		70,294,917
Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	187,004	4,952,362
Coromandel International Ltd	54,845	1,365,293
PI Industries Ltd	35,416	1,234,195
Pidilite Industries Ltd	145,854	2,276,394
Solar Industries India Ltd	12,732	1,871,740
SRF Ltd	70,684	2,170,996
Supreme Industries Ltd	29,306	1,122,938
UPL Ltd	240,854	1,849,076
		16,842,994
Construction Materials - 0.1%
Ambuja Cements Ltd	286,717	1,595,183
Grasim Industries Ltd	135,044	4,151,733
Shree Cement Ltd	4,180	1,230,149
UltraTech Cement Ltd	57,759	7,996,082
		14,973,147
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	84,619	1,887,856
Hindalco Industries Ltd	655,406	6,880,426
Jindal Stainless Ltd	154,527	1,386,200
Jindal Steel Ltd	167,340	2,065,881
JSW Steel Ltd	291,662	3,862,786
NMDC Ltd	1,460,606	1,293,605
Tata Steel Ltd	3,638,569	7,663,717
Vedanta Ltd	668,534	4,969,129
		30,009,600
TOTAL MATERIALS		61,825,741
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DLF Ltd	361,486	2,506,322
Godrej Properties Ltd (b)	73,268	1,259,940
Lodha Developers Ltd (c)(d)	139,907	1,482,318
Oberoi Realty Ltd	61,062	992,839
Phoenix Mills Ltd/The	98,479	1,794,325
Prestige Estates Projects Ltd	80,918	1,289,743
TOTAL REAL ESTATE		9,325,487
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	2,288,642	6,402,127
Tata Power Co Ltd/The	772,125	3,084,492
Torrent Power Ltd	83,312	1,260,756
		10,747,375
Gas Utilities - 0.0%
GAIL India Ltd	1,185,719	2,163,271
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	1,362,178	2,011,164
JSW Energy Ltd	207,913	1,042,580
NHPC Ltd	1,426,169	1,216,289
NTPC Ltd	2,124,486	8,248,272
		12,518,305
TOTAL UTILITIES		25,428,951
TOTAL INDIA		720,105,323
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	24,157,300	5,163,875
Media - 0.0%
Surya Citra Media Tbk PT	20	0
TOTAL COMMUNICATION SERVICES		5,163,875
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	428,108,612	1,645,869
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	8,735,100	908,920
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	3,379,400	893,128
Indofood Sukses Makmur Tbk PT	2,102,400	853,766
		1,746,894
TOTAL CONSUMER STAPLES		2,655,814
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dian Swastatika Sentosa Tbk PT (b)	485,600	2,886,935
Petrindo Jaya Kreasi Tbk PT	10,689,000	1,155,822
United Tractors Tbk PT	699,300	1,089,410
TOTAL ENERGY		5,132,167
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	26,929,400	11,898,741
Bank Mandiri Persero Tbk PT	18,243,200	5,249,413
Bank Negara Indonesia Persero Tbk PT	6,941,200	1,863,053
Bank Rakyat Indonesia Persero Tbk PT	33,158,254	7,527,056
TOTAL FINANCIALS		26,538,263
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	9,920,200	3,761,455
Jardine Matheson Holdings Ltd (Singapore)	78,619	5,721,105
TOTAL INDUSTRIALS		9,482,560
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	11,131,947	1,432,461
Chandra Asri Pacific Tbk PT	4,027,300	1,553,908
		2,986,369
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	7,047,500	3,168,633
Bumi Resources Minerals Tbk PT (b)	27,007,000	1,713,632
		4,882,265
TOTAL MATERIALS		7,868,634
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Barito Renewables Energy Tbk PT (b)	3,774,700	1,909,729
TOTAL INDONESIA		60,396,911
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	78,512	6,961,202
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	1,031,534	11,554,788
Bank of Ireland Group PLC	460,661	9,361,933
TOTAL FINANCIALS		20,916,721
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	74,494	6,490,157
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	85,366	12,263,680
TOTAL INDUSTRIALS		18,753,837
TOTAL IRELAND		46,631,760
ISRAEL - 0.6%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	604,344	14,987,474
Bank Leumi Le-Israel BM	719,392	17,343,947
Israel Discount Bank Ltd Class A	592,528	7,006,001
Mizrahi Tefahot Bank Ltd	75,485	5,927,459
		45,264,881
Insurance - 0.0%
Phoenix Financial Ltd	110,760	5,395,693
TOTAL FINANCIALS		50,660,574
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	554,403	18,894,054
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	13,446	9,534,724
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (b)	26,268	2,281,113
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (b)	14,327	7,118,088
Software - 0.1%
Check Point Software Technologies Ltd (b)	41,555	7,459,538
Nice Ltd (b)	29,896	3,193,446
Nice Ltd ADR (b)	56	5,959
		10,658,943
TOTAL INFORMATION TECHNOLOGY		20,058,144
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	369,452	2,011,953
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	20,392	2,746,652
TOTAL ISRAEL		103,906,101
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	130,108	1,147,423
Telecom Italia SpA/Milano (b)	3,650,309	2,466,329
Telecom Italia SpA/Milano (b)	1,599,183	1,267,772
TOTAL COMMUNICATION SERVICES		4,881,524
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	60,918	20,276,330
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	113,596	6,599,246
TOTAL CONSUMER DISCRETIONARY		26,875,576
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	105,407	5,697,230
Davide Campari-Milano NV	302,386	2,144,864
TOTAL CONSUMER STAPLES		7,842,094
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	988,882	20,211,891
Financials - 1.1%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	957,112	9,908,834
Banco BPM SpA	551,589	8,251,284
BPER Banca SPA	715,213	10,050,405
FinecoBank Banca Fineco SpA	297,784	7,889,064
Intesa Sanpaolo SpA	6,881,392	48,716,071
UniCredit SpA	677,534	59,044,419
		143,860,077
Financial Services - 0.1%
Banca Mediolanum SpA	106,380	2,491,687
Nexi SpA (c)(d)	244,132	1,043,222
Poste Italiane SpA (c)(d)	220,305	5,797,275
		9,332,184
Insurance - 0.1%
Generali	411,798	16,786,611
Unipol Assicurazioni SpA	175,526	3,906,321
		20,692,932
TOTAL FINANCIALS		173,885,193
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	55,838	3,067,132
Industrials - 0.2%
Aerospace & Defense - 0.0%
Leonardo SpA	195,880	13,090,002
Electrical Equipment - 0.1%
Prysmian SpA	136,768	16,284,748
Passenger Airlines - 0.1%
Ryanair Holdings PLC	408,309	13,857,742
TOTAL INDUSTRIALS		43,232,492
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	3,931,400	43,436,316
Terna - Rete Elettrica Nazionale	688,179	7,444,379
		50,880,695
Gas Utilities - 0.0%
Snam SpA	974,177	6,695,187
TOTAL UTILITIES		57,575,882
TOTAL ITALY		337,571,784
JAPAN - 13.3%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
NTT Inc (f)	14,412,725	14,483,059
Entertainment - 0.3%
Capcom Co Ltd	167,848	4,278,265
Konami Group Corp	48,592	7,055,197
Nexon Co Ltd	179,579	4,273,646
Nintendo Co Ltd	533,610	33,044,097
Toho Co Ltd/Tokyo	51,513	2,621,917
		51,273,122
Interactive Media & Services - 0.0%
LY Corp	1,332,396	3,411,496
Wireless Telecommunication Services - 0.5%
KDDI Corp	1,416,674	23,919,090
SoftBank Corp	13,872,790	18,856,716
SoftBank Group Corp	1,847,968	50,463,179
		93,238,985
TOTAL COMMUNICATION SERVICES		162,406,662
Consumer Discretionary - 2.1%
Automobile Components - 0.2%
Aisin Corp	239,186	4,271,068
Bridgestone Corp	550,340	12,390,496
Denso Corp	843,400	11,701,976
Sumitomo Electric Industries Ltd	345,632	15,016,992
		43,380,532
Automobiles - 0.9%
Honda Motor Co Ltd	1,783,827	17,940,907
Isuzu Motors Ltd	258,645	4,153,094
Nissan Motor Co Ltd (b)	1,048,871	2,556,481
Subaru Corp	283,405	6,084,187
Suzuki Motor Corp	758,156	10,319,563
Toyota Motor Corp	4,577,465	103,750,567
Yamaha Motor Co Ltd	440,534	3,311,975
		148,116,774
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	925,040	5,476,738
Rakuten Group Inc (b)	740,150	4,423,874
Ryohin Keikaku Co Ltd	245,100	4,879,511
		14,780,123
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	521,985	9,138,083
Zensho Holdings Co Ltd	46,700	2,527,823
		11,665,906
Household Durables - 0.5%
Panasonic Holdings Corp	1,128,680	15,474,991
Sekisui House Ltd	290,808	6,460,312
Sony Group Corp	2,972,410	65,535,425
		87,470,728
Leisure Products - 0.1%
Bandai Namco Holdings Inc	283,494	7,345,638
Shimano Inc	36,374	4,146,184
		11,491,822
Specialty Retail - 0.2%
Fast Retailing Co Ltd	92,274	35,058,873
Nitori Holdings Co Ltd (f)	195,800	3,347,001
Sanrio Co Ltd	84,900	2,608,552
ZOZO Inc	208,721	1,720,910
		42,735,336
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	337,839	8,109,795
TOTAL CONSUMER DISCRETIONARY		367,751,016
Consumer Staples - 0.6%
Beverages - 0.1%
Asahi Group Holdings Ltd	736,147	7,670,180
Kirin Holdings Co Ltd	375,908	5,810,106
Suntory Beverage & Food Ltd	67,437	2,123,420
		15,603,706
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	1,076,926	14,717,619
Kobe Bussan Co Ltd	70,321	1,728,944
MatsukiyoCocokara & Co	156,300	2,502,658
Seven & i Holdings Co Ltd	1,007,420	14,426,864
Tsuruha Holdings Inc	100,800	1,606,182
		34,982,267
Food Products - 0.1%
Ajinomoto Co Inc	438,022	9,962,765
Kikkoman Corp	331,465	2,978,173
		12,940,938
Household Products - 0.0%
Unicharm Corp	547,591	3,323,900
Personal Care Products - 0.1%
Kao Corp	225,605	9,024,763
Shiseido Co Ltd	188,794	3,207,156
		12,231,919
Tobacco - 0.1%
Japan Tobacco Inc	580,281	20,972,339
TOTAL CONSUMER STAPLES		100,055,069
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	1,315,405	11,036,789
Idemitsu Kosan Co Ltd	370,625	3,128,855
Inpex Corp	427,306	9,506,426
TOTAL ENERGY		23,672,070
Financials - 2.4%
Banks - 1.5%
Chiba Bank Ltd/The	276,832	3,727,823
Japan Post Bank Co Ltd	865,166	15,317,620
Mitsubishi UFJ Financial Group Inc	5,540,357	100,337,909
Mizuho Financial Group Inc	1,203,414	52,249,758
Resona Holdings Inc	1,005,643	11,725,934
Sumitomo Mitsui Financial Group Inc	1,771,155	62,327,743
Sumitomo Mitsui Trust Group Inc	308,354	10,298,653
Yokohama Financial Group Inc	502,015	4,554,336
		260,539,776
Capital Markets - 0.2%
Daiwa Securities Group Inc	649,644	6,311,319
Japan Exchange Group Inc	482,816	5,268,596
Nomura Holdings Inc	1,455,306	13,188,476
SBI Holdings Inc	272,428	6,132,975
		30,901,366
Financial Services - 0.1%
Mitsubishi HC Capital Inc	425,399	3,708,085
ORIX Corp	561,896	17,124,007
Sony Financial Group Inc (b)	2,962,110	2,976,273
		23,808,365
Insurance - 0.6%
Dai-ichi Life Holdings Inc	1,700,360	14,860,021
Japan Post Holdings Co Ltd	862,830	10,339,353
Japan Post Insurance Co Ltd	90,716	2,798,971
MS&AD Insurance Group Holdings Inc	622,011	15,847,338
Sompo Holdings Inc	429,137	14,798,587
T&D Holdings Inc	224,527	5,517,422
Tokio Marine Holdings Inc	887,763	33,089,190
		97,250,882
TOTAL FINANCIALS		412,500,389
Health Care - 0.8%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	165,670	27,693,739
Olympus Corp	550,348	6,546,851
Sysmex Corp	236,695	2,239,671
Terumo Corp	642,870	8,409,551
		44,889,812
Health Care Technology - 0.0%
M3 Inc	214,234	2,643,442
Pharmaceuticals - 0.6%
Astellas Pharma Inc	873,630	12,152,103
Chugai Pharmaceutical Co Ltd	324,560	18,539,104
Daiichi Sankyo Co Ltd	870,073	15,939,415
Eisai Co Ltd	127,348	3,550,391
Kyowa Kirin Co Ltd	113,063	1,829,712
Otsuka Holdings Co Ltd	209,785	12,526,642
Shionogi & Co Ltd	365,680	7,529,054
Takeda Pharmaceutical Co Ltd	767,846	26,137,259
		98,203,680
TOTAL HEALTH CARE		145,736,934
Industrials - 3.5%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	133,716	1,287,392
Building Products - 0.1%
Agc Inc	93,473	3,442,121
Daikin Industries Ltd	127,646	15,295,868
		18,737,989
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	187,676	3,356,121
Secom Co Ltd	192,212	7,041,418
TOPPAN Holdings Inc	111,958	3,446,420
		13,843,959
Construction & Engineering - 0.1%
Kajima Corp	204,644	8,330,688
Obayashi Corp	308,043	6,940,720
Taisei Corp	71,087	7,069,197
		22,340,605
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	69,025	4,901,684
Fujikura Ltd	121,800	15,402,081
Mitsubishi Electric Corp	920,096	28,715,842
NIDEC CORP	404,882	5,791,741
		54,811,348
Ground Transportation - 0.2%
Central Japan Railway Co	373,610	10,397,637
East Japan Railway Co	465,985	11,721,889
Hankyu Hanshin Holdings Inc	113,321	3,160,335
Seibu Holdings Inc	101,800	2,693,661
Tokyo Metro Co Ltd	134,300	1,434,032
Tokyu Corp	240,081	2,707,815
West Japan Railway Co	199,318	4,068,529
		36,183,898
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	8,422	2,313,383
Hitachi Ltd	2,214,780	76,853,168
Sekisui Chemical Co Ltd	183,252	3,236,157
		82,402,708
Machinery - 0.8%
Daifuku Co Ltd	156,703	5,607,529
Ebara Corp	224,200	6,745,123
FANUC Corp	451,750	18,139,840
IHI Corp	498,000	11,481,416
Kawasaki Heavy Industries Ltd	73,400	6,106,391
Komatsu Ltd	459,763	17,597,532
Kubota Corp	473,825	7,254,642
Makita Corp	106,920	3,696,879
MINEBEA MITSUMI Inc	177,360	3,592,811
Mitsubishi Heavy Industries Ltd	1,549,410	45,620,734
SMC Corp	27,857	10,830,004
Toyota Industries Corp	77,942	9,949,239
		146,622,140
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	170,600	2,457,142
Mitsui OSK Lines Ltd	167,000	5,221,718
Nippon Yusen KK	199,453	6,554,999
		14,233,859
Passenger Airlines - 0.0%
ANA Holdings Inc	74,956	1,455,433
Japan Airlines Co Ltd	69,240	1,308,428
		2,763,861
Professional Services - 0.2%
Recruit Holdings Co Ltd	680,436	35,841,138
Trading Companies & Distributors - 1.1%
ITOCHU Corp	2,870,910	36,755,036
Marubeni Corp	681,929	22,538,555
Mitsubishi Corp	1,555,942	41,335,693
Mitsui & Co Ltd	1,193,308	38,823,377
MonotaRO Co Ltd	117,450	1,584,277
Sumitomo Corp	526,861	21,395,347
Toyota Tsusho Corp	333,633	12,085,465
		174,517,750
TOTAL INDUSTRIALS		603,586,647
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.5%
Keyence Corp	94,120	34,324,974
Kyocera Corp	622,768	9,287,597
Murata Manufacturing Co Ltd	807,698	16,408,835
Shimadzu Corp	112,921	3,038,272
TDK Corp	941,820	12,152,520
Yokogawa Electric Corp	108,323	3,589,302
		78,801,500
IT Services - 0.3%
Fujitsu Ltd	850,640	23,635,698
NEC Corp	626,380	21,087,101
Nomura Research Institute Ltd	182,624	5,547,399
Obic Co Ltd	156,545	4,346,562
Otsuka Corp	108,608	2,148,861
TIS Inc	103,320	3,002,929
		59,768,550
Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp	370,448	61,051,153
Disco Corp	44,687	19,047,860
Kioxia Holdings Corp (b)	91,400	12,615,043
Lasertec Corp	38,874	8,930,815
Renesas Electronics Corp	861,967	14,330,595
SCREEN Holdings Co Ltd (f)	38,700	4,916,270
Tokyo Electron Ltd	216,744	57,753,407
		178,645,143
Software - 0.0%
Oracle Corp Japan	18,038	1,219,161
Trend Micro Inc/Japan	59,830	2,338,921
		3,558,082
Technology Hardware, Storage & Peripherals - 0.1%
Canon Inc	418,683	12,674,657
FUJIFILM Holdings Corp	540,359	10,793,811
		23,468,468
TOTAL INFORMATION TECHNOLOGY		344,241,743
Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	631,630	6,119,987
Mitsubishi Chemical Group Corp	628,662	4,143,417
Nippon Paint Holdings Co Ltd	460,010	3,045,233
Nippon Sanso Holdings Corp	84,647	2,564,132
Nitto Denko Corp	329,775	7,300,395
Shin-Etsu Chemical Co Ltd	815,945	26,832,014
Toray Industries Inc	676,253	4,974,890
		54,980,068
Metals & Mining - 0.1%
JFE Holdings Inc	278,742	3,757,145
JX Advanced Metals Corp	270,500	4,433,466
Nippon Steel Corp	2,336,920	9,738,069
Sumitomo Metal Mining Co Ltd	120,128	6,788,244
		24,716,924
TOTAL MATERIALS		79,696,992
Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	3,756	3,482,722
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	140,525	2,852,295
Daiwa House Industry Co Ltd	270,959	9,209,384
Hulic Co Ltd	220,494	2,620,112
Mitsubishi Estate Co Ltd	514,367	13,095,154
Mitsui Fudosan Co Ltd	1,278,218	14,598,412
Sumitomo Realty & Development Co Ltd	294,716	8,179,150
		50,554,507
TOTAL REAL ESTATE		54,037,229
Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	334,344	4,858,747
Kansai Electric Power Co Inc/The	459,894	7,334,055
		12,192,802
Gas Utilities - 0.1%
Osaka Gas Co Ltd	173,575	6,498,407
Tokyo Gas Co Ltd	153,062	6,770,887
		13,269,294
TOTAL UTILITIES		25,462,096
TOTAL JAPAN		2,319,146,847
KOREA (SOUTH) - 4.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	98,503	1,086,383
Entertainment - 0.0%
HYBE Co Ltd	11,242	2,898,202
Krafton Inc (b)	13,610	2,382,896
		5,281,098
Interactive Media & Services - 0.2%
Kakao Corp	150,308	6,361,564
NAVER Corp	68,382	12,962,474
		19,324,038
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	49,626	2,481,418
TOTAL COMMUNICATION SERVICES		28,172,937
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	34,334	1,502,836
Hyundai Mobis Co Ltd	28,944	8,958,149
		10,460,985
Automobiles - 0.2%
Hyundai Motor Co	64,678	22,291,536
Kia Corp	114,375	12,030,926
		34,322,462
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	91,279	2,545,700
Hanjin Kal Corp (b)(f)	10,884	847,024
		3,392,724
Household Durables - 0.0%
Coway Co Ltd (b)	25,855	1,486,360
LG Electronics Inc	50,394	3,442,436
		4,928,796
TOTAL CONSUMER DISCRETIONARY		53,104,967
Consumer Staples - 0.1%
Food Products - 0.0%
Samyang Foods Co Ltd	1,932	1,571,457
Personal Care Products - 0.0%
Amorepacific Corp	13,729	1,313,535
APR Corp/Korea	11,560	2,151,469
LG H&H Co Ltd (f)	4,575	827,816
		4,292,820
Tobacco - 0.1%
KT&G Corp	46,992	4,985,124
TOTAL CONSUMER STAPLES		10,849,401
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	21,177	3,415,810
S-Oil Corp (b)	20,919	1,527,040
SK Innovation Co Ltd	32,181	2,484,454
TOTAL ENERGY		7,427,304
Financials - 0.4%
Banks - 0.3%
Hana Financial Group Inc	135,270	9,333,596
Industrial Bank of Korea	133,098	2,032,164
KakaoBank Corp	77,799	1,228,068
KB Financial Group Inc	175,574	16,305,246
Shinhan Financial Group Co Ltd	212,280	12,309,544
Woori Financial Group Inc	321,665	6,707,221
		47,915,839
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	19,905	2,956,806
Mirae Asset Securities Co Ltd	98,032	2,888,799
NH Investment & Securities Co Ltd	67,536	1,259,262
		7,104,867
Financial Services - 0.0%
Meritz Financial Group Inc	37,463	3,011,026
Insurance - 0.1%
DB Insurance Co Ltd	21,485	2,111,875
Samsung Fire & Marine Insurance Co Ltd	14,511	5,011,278
Samsung Life Insurance Co Ltd	38,881	5,046,627
		12,169,780
TOTAL FINANCIALS		70,201,512
Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (b)	19,452	5,537,678
Celltrion Inc	72,681	10,520,917
		16,058,595
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)(f)	56,295	2,153,655
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (b)(c)(d)	5,591	6,725,094
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (b)	14,959	1,216,741
Yuhan Corp (b)	26,323	1,959,623
		3,176,364
TOTAL HEALTH CARE		28,113,708
Industrials - 0.8%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	16,219	14,533,855
Hanwha Systems Co Ltd (b)(f)	34,795	2,259,338
Korea Aerospace Industries Ltd	35,579	4,127,540
LIG Nex1 Co Ltd (b)	6,440	2,137,448
		23,058,181
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	18,350	3,061,011
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (b)	217,083	13,557,120
Ecopro BM Co Ltd (b)(f)	23,225	3,714,130
Ecopro Co Ltd (f)	48,298	5,409,983
HD Hyundai Electric Co Ltd	11,385	6,976,670
Hyosung Heavy Industries Corp	2,722	4,884,000
LG Energy Solution Ltd (b)(f)	22,701	6,227,898
LS Electric Co Ltd (b)	7,133	2,782,929
POSCO Future M Co Ltd (b)(f)	16,900	2,603,620
		46,156,350
Industrial Conglomerates - 0.2%
Doosan Co Ltd	3,536	2,074,221
LG Corp	44,342	2,802,838
Samsung C&T Corp	41,248	8,572,424
SK Inc	17,755	4,081,595
SK Square Co Ltd (b)	44,897	17,640,285
		35,171,363
Machinery - 0.2%
Doosan Bobcat Inc	24,134	978,183
Hanwha Ocean Co Ltd (b)	66,802	6,377,532
HD Hyundai Heavy Industries Co Ltd	17,797	7,053,880
HD Hyundai Marine Solution Co Ltd	7,212	911,734
HD Korea Shipbuilding & Offshore Engineering Co Ltd	20,615	5,875,871
Hyundai Rotem Co Ltd	37,086	5,892,429
Samsung Heavy Industries Co Ltd (b)	341,634	6,935,213
		34,024,842
Marine Transportation - 0.0%
HMM Co Ltd	113,040	1,558,388
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd (b)	89,794	1,442,171
Trading Companies & Distributors - 0.0%
Posco International Corp	24,731	1,063,750
TOTAL INDUSTRIALS		145,536,056
Information Technology - 2.5%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (b)	139,143	1,113,165
Samsung Electro-Mechanics Co Ltd	27,259	5,242,368
Samsung SDI Co Ltd	29,382	7,898,769
		14,254,302
IT Services - 0.0%
Samsung SDS Co Ltd	20,260	2,417,408
Semiconductors & Semiconductor Equipment - 1.0%
Hanmi Semiconductor Co Ltd (f)	20,974	3,050,543
SK Hynix Inc	263,998	165,416,157
		168,466,700
Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co Ltd	2,287,019	253,021,961
TOTAL INFORMATION TECHNOLOGY		438,160,371
Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	24,005	5,137,794
Metals & Mining - 0.1%
POSCO Holdings Inc	35,348	8,415,990
TOTAL MATERIALS		13,553,784
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	124,973	5,001,182
TOTAL KOREA (SOUTH)		800,121,222
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	934,415	1,551,780
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	759,978	1,677,841
Gulf Bank KSCP	937,239	1,052,906
Kuwait Finance House KSCP	5,341,211	14,053,073
National Bank of Kuwait SAKP	4,014,743	12,432,500
Warba Bank KSCP	1,027,760	947,105
TOTAL FINANCIALS		30,163,425
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	318,386	1,041,934
TOTAL KUWAIT		32,757,139
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)	99,482	1,760,560
Reinet Investments SCA (South Africa)	65,495	2,224,354
TOTAL FINANCIALS		3,984,914
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	57,803	4,668,734
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	227,364	12,391,882
TOTAL LUXEMBOURG		21,045,530
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	953,136	4,855,905
Sands China Ltd	1,144,387	2,494,708

TOTAL MACAU		7,350,613
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	538,797	1,079,781
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,306,134	762,077
CELCOMDIGI BHD	1,662,100	1,374,542
Maxis Bhd	1,110,200	1,075,841
		3,212,460
TOTAL COMMUNICATION SERVICES		4,292,241
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	1,611,350	748,039
Petronas Dagangan Bhd	138,200	743,237
TOTAL CONSUMER DISCRETIONARY		1,491,276
Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	1,167,200	1,181,412
Kuala Lumpur Kepong Bhd	237,067	1,172,706
Nestle Malaysia Bhd	33,100	940,436
QL Resources Bhd	786,125	801,680
SD Guthrie Bhd	976,540	1,446,727
TOTAL CONSUMER STAPLES		5,542,961
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	1,173,700	1,920,438
CIMB Group Holdings Bhd	3,941,411	8,578,718
Hong Leong Bank Bhd	307,900	2,015,175
Malayan Banking Bhd	2,954,407	8,843,735
Public Bank Bhd	7,135,100	8,814,799
RHB Bank Bhd	834,663	1,789,168
TOTAL FINANCIALS		31,962,033
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,054,800	2,397,516
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	2,213,256	2,481,632
Industrial Conglomerates - 0.0%
Sunway Bhd	1,184,500	1,730,776
Marine Transportation - 0.0%
MISC Bhd	632,400	1,283,409
TOTAL INDUSTRIALS		5,495,817
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,123,300	920,411
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,815,200	3,481,205
TOTAL MATERIALS		4,401,616
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	30	24
Sime Darby Property Bhd	10	4
SP Setia Bhd Group	13	3
TOTAL REAL ESTATE		31
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	1,304,600	4,613,426
Gas Utilities - 0.0%
Petronas Gas Bhd	401,400	1,871,570
Multi-Utilities - 0.0%
YTL Corp Bhd	1,642,900	866,878
YTL Corp Bhd warrants 6/2/2028 (b)	266,440	47,211
YTL Power International Bhd	1,628,800	1,334,608
YTL Power International Bhd warrants 6/2/2028 (b)	209,420	52,038
		2,300,735
TOTAL UTILITIES		8,785,731
TOTAL MALAYSIA		64,369,222
MEXICO - 0.7%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	8,799,600	9,068,482
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	253,100	2,852,227
Coca-Cola Femsa SAB de CV unit	259,375	2,712,781
Fomento Economico Mexicano SAB de CV unit	833,100	8,695,208
		14,260,216
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV	154,100	1,057,872
Wal-Mart de Mexico SAB de CV Series V	2,517,000	7,987,687
		9,045,559
Food Products - 0.0%
Gruma SAB de CV Series B	71,615	1,289,570
Grupo Bimbo SAB de CV (f)	618,400	2,147,910
Sigma Foods SAB de CV	1,703,151	1,683,075
		5,120,555
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	716,600	1,587,296
TOTAL CONSUMER STAPLES		30,013,626
Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	1,227,500	13,877,156
Grupo Financiero Inbursa SAB de CV Series O	731,800	1,830,756
TOTAL FINANCIALS		15,707,912
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	270,900	1,844,185
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	136,100	1,980,833
Grupo Aeroportuario del Pacifico SAB de CV Series B (f)	187,760	5,155,127
Grupo Aeroportuario del Sureste SAB de CV Series B	86,190	2,981,880
Promotora y Operadora de Infraestructura SAB de CV	91,820	1,435,725
		11,553,565
TOTAL INDUSTRIALS		13,397,750
Materials - 0.3%
Construction Materials - 0.1%
Cemex SAB de CV unit	7,356,794	9,126,533
Metals & Mining - 0.2%
Fresnillo PLC	107,030	5,421,745
Grupo Mexico SAB de CV Series B	1,505,024	16,711,485
Industrias Penoles SAB de CV (b)	96,210	5,575,732
Southern Copper Corp	43,711	8,319,078
		36,028,040
TOTAL MATERIALS		45,154,573
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,365,700	2,124,040
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV (f)	522,589	2,401,230
TOTAL REAL ESTATE		4,525,270
TOTAL MEXICO		117,867,613
NETHERLANDS - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	1,895,383	9,282,666
Entertainment - 0.1%
Universal Music Group NV	532,617	13,058,466
TOTAL COMMUNICATION SERVICES		22,341,132
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	62,863	4,642,263
Heineken NV	139,073	11,480,430
		16,122,693
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	433,451	16,934,556
Food Products - 0.0%
JDE Peet's NV	82,118	3,077,846
Magnum Ice Cream Co NV/The	238,941	4,246,731
		7,324,577
TOTAL CONSUMER STAPLES		40,381,826
Financials - 0.6%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (c)(d)	282,453	10,399,064
ING Groep NV	1,460,405	43,068,695
		53,467,759
Capital Markets - 0.0%
Euronext NV (d)	36,992	5,169,734
Financial Services - 0.1%
Adyen NV (b)(c)(d)	12,198	18,087,746
EXOR NV	45,440	3,721,885
		21,809,631
Insurance - 0.1%
ASR Nederland NV	76,383	5,539,273
NN Group NV	130,387	10,321,132
		15,860,405
TOTAL FINANCIALS		96,307,529
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	29,756	25,023,947
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	372,530	10,697,509
TOTAL HEALTH CARE		35,721,456
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV	52,311	1,867,026
Wolters Kluwer NV	112,662	10,579,312
		12,446,338
Trading Companies & Distributors - 0.0%
IMCD NV	28,351	2,647,469
TOTAL INDUSTRIALS		15,093,807
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
ASM International NV	22,751	19,141,814
ASML Holding NV	187,657	269,082,506
BE Semiconductor Industries NV	35,690	6,959,196
		295,183,516
Software - 0.0%
Nebius Group NV Class A (b)(f)	102,657	8,745,349
Nebius Group NV Class A (Russia) (b)(e)	102,848	0
		8,745,349
TOTAL INFORMATION TECHNOLOGY		303,928,865
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	83,729	5,865,827
TOTAL NETHERLANDS		519,640,442
NEW ZEALAND - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	442,020	2,948,834
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	285,059	6,678,280
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	801,309	3,985,187
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	80,263	5,239,794
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	409,905	2,307,616
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	662,508	2,253,762
TOTAL UTILITIES		4,561,378
TOTAL NEW ZEALAND		23,413,473
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	300,871	5,061,119
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	226,132	5,198,653
Orkla ASA	343,591	4,074,357
Salmar ASA	31,954	1,901,213
TOTAL CONSUMER STAPLES		11,174,223
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	154,578	4,516,718
Equinor ASA	371,416	9,983,115
TOTAL ENERGY		14,499,833
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	428,086	12,299,611
Insurance - 0.0%
Gjensidige Forsikring ASA	96,863	2,753,864
TOTAL FINANCIALS		15,053,475
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	212,881	7,306,766
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	660,820	5,866,684
TOTAL NORWAY		58,962,100
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	32,882	11,733,284
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	79,490	2,723,327
TOTAL PERU		14,456,611
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	34,920	796,417
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	231,750	806,292
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	922,417	1,941,189
BDO Unibank Inc	1,133,812	2,597,728
Metropolitan Bank & Trust Co	868,631	1,076,160
TOTAL FINANCIALS		5,615,077
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	118,770	1,019,943
DMCI Holdings Inc	4	1
SM Investments Corp	104,673	1,243,517
		2,263,461
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	490,910	5,348,793
TOTAL INDUSTRIALS		7,612,254
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Altus Property Ventures Inc (b)	7	1
Ayala Land Inc	3,103,900	1,119,400
SM Prime Holdings Inc	5,005,700	1,835,006
TOTAL REAL ESTATE		2,954,407
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	144,930	1,451,206
TOTAL PHILIPPINES		19,235,653
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	30,513	2,231,150
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	386,114	3,175,416
Specialty Retail - 0.0%
CCC SA (b)(f)	25,193	835,276
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	540	2,986,490
TOTAL CONSUMER DISCRETIONARY		6,997,182
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	238,561	2,522,583
Zabka Group SA (b)	193,515	1,176,449
TOTAL CONSUMER STAPLES		3,699,032
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	280,340	8,518,296
Financials - 0.3%
Banks - 0.2%
Bank Millennium SA (b)	283,687	1,373,323
Bank Polska Kasa Opieki SA	88,863	5,422,319
mBank SA (b)	7,203	2,104,338
Powszechna Kasa Oszczednosci Bank Polski SA	422,879	11,018,897
Santander Bank Polska SA	19,376	3,049,552
		22,968,429
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	290,915	5,738,059
TOTAL FINANCIALS		28,706,488
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)(f)	117,079	1,831,891
Construction & Engineering - 0.0%
Budimex SA (f)	5,954	1,154,268
TOTAL INDUSTRIALS		2,986,159
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (b)	67,750	6,332,613
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	447,385	1,264,212
TOTAL POLAND		60,735,132
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	137,285	3,239,970
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	202,808	4,021,866
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	3,668,782	3,976,534
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,528,624	7,822,208
TOTAL PORTUGAL		19,060,578
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	466,142	1,817,967
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	286,685	1,220,439
Qatar Gas Transport Co Ltd	1,288,109	1,698,139
TOTAL ENERGY		2,918,578
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	2,870,535	1,792,015
Commercial Bank of Qatar	1,533,679	2,000,817
Dukhan Bank	837,111	819,408
Qatar International Islamic Bank QSC	470,195	1,473,476
Qatar Islamic Bank QPSC	868,209	5,961,336
Qatar National Bank QPSC	2,244,263	12,204,451
TOTAL FINANCIALS		24,251,503
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	761,771	2,661,282
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,647,064	795,355
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	983,630	739,410
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	208,486	876,088
TOTAL QATAR		34,060,183
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	286,912	2,612,802
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(e)	25,459	0
VK IPJSC GDR (b)(c)(e)	12,889	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(e)	15,142	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(e)	3,422,762	0
Gazprom PJSC ADR (b)(e)	266,976	3
LUKOIL PJSC (b)(e)	135,807	0
LUKOIL PJSC ADR (b)(e)	625	0
Rosneft Oil Co PJSC (b)(e)	322,313	0
Rosneft Oil Co PJSC GDR (b)(c)(e)	56,929	1
Surgutneftegas PAO (b)(e)	1,105,600	0
Surgutneftegas PAO ADR (b)(e)	71,885	1
Tatneft PJSC (b)(e)	446,514	0
TOTAL ENERGY		5
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(e)	3,621,326	0
VTB Bank PJSC (b)(e)	232,170	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(e)	524,685	0
TKS Holding MKPAO JSC (b)(e)	1,424	0
		0
TOTAL FINANCIALS		0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(e)	300	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(e)	846,411	0
GMK Norilskiy Nickel PAO (b)(e)	1,810,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(e)	27,948	0
Novolipetsk Steel PJSC (b)(e)	477,930	0
Polyus PJSC (b)(e)	110,750	0
Severstal PAO (b)(e)	60,348	0
Severstal PAO GDR (b)(c)(e)	9,813	0
United Co RUSAL International PJSC (Russia) (b)(e)	1,020,580	0
		0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(e)	12,405,200	2
TOTAL RUSSIA		7
SAUDI ARABIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	978,672	11,585,314
Media - 0.0%
Saudi Research & Media Group (b)	16,953	541,490
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	178,952	3,358,899
TOTAL COMMUNICATION SERVICES		15,485,703
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	285,916	1,258,558
Specialty Retail - 0.0%
Jarir Marketing Co	273,052	1,038,860
TOTAL CONSUMER DISCRETIONARY		2,297,418
Consumer Staples - 0.0%
Food Products - 0.0%
Almarai Co JSC	238,441	2,803,543
Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	158,420	812,226
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (c)(d)	2,926,457	20,130,267
TOTAL ENERGY		20,942,493
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	950,278	27,160,211
Alinma Bank	585,753	4,447,769
Arab National Bank	427,651	2,599,633
Bank Al-Jazira	286,220	956,178
Bank AlBilad	350,631	2,484,809
Banque Saudi Fransi	586,397	2,821,997
Riyad Bank	728,046	5,454,473
Saudi Awwal Bank	478,730	4,554,106
Saudi Investment Bank/The	279,144	1,041,943
Saudi National Bank/The	1,429,560	17,098,158
		68,619,277
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	23,422	1,003,523
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	38,746	1,704,506
Co for Cooperative Insurance/The	35,409	1,293,367
		2,997,873
TOTAL FINANCIALS		72,620,673
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	17,127	566,227
Dr Sulaiman Al Habib Medical Services Group Co	41,799	2,915,354
Mouwasat Medical Services Co	46,470	862,322
TOTAL HEALTH CARE		4,343,903
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	17,136	823,745
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	11,406	712,818
Elm Co	11,444	2,367,703
TOTAL INFORMATION TECHNOLOGY		3,080,521
Materials - 0.2%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	110,308	3,676,247
Sahara International Petrochemical Co	161,776	660,786
Saudi Basic Industries Corp	444,276	6,733,967
Yanbu National Petrochemical Co	136,843	985,086
		12,056,086
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	660,924	13,621,304
TOTAL MATERIALS		25,677,390
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	248,357	1,232,946
Makkah Construction & Development Co	46,174	1,112,893
TOTAL REAL ESTATE		2,345,839
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	435,161	1,670,706
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	75,797	3,785,101
TOTAL UTILITIES		5,455,807
TOTAL SAUDI ARABIA		155,877,035
SINGAPORE - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	3,593,069	12,966,276
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	185,019	21,552,864
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	1,027,040	47,795,589
Oversea-Chinese Banking Corp Ltd	1,635,451	27,293,943
United Overseas Bank Ltd	604,509	18,219,394
		93,308,926
Capital Markets - 0.0%
Singapore Exchange Ltd	418,517	5,800,216
TOTAL FINANCIALS		99,109,142
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	753,024	5,801,144
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	1,152,017	4,953,673
Industrial Conglomerates - 0.1%
Keppel Ltd	710,120	6,101,416
Passenger Airlines - 0.0%
Singapore Airlines Ltd	769,068	3,838,992
TOTAL INDUSTRIALS		20,695,225
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV	328,962	9,294,103
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	2,951,663	5,545,535
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,910,354	4,279,938
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	1,105,271	2,676,074
TOTAL REAL ESTATE		12,501,547
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd (f)	462,500	2,192,339
TOTAL SINGAPORE		178,311,496
SOUTH AFRICA - 1.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	843,951	9,371,717
Vodacom Group Ltd	296,311	2,733,282
TOTAL COMMUNICATION SERVICES		12,104,999
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	378,766	23,190,048
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	1,683,782	2,751,259
TOTAL CONSUMER DISCRETIONARY		25,941,307
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	163,399	4,040,515
Clicks Group Ltd	112,683	2,244,937
Shoprite Holdings Ltd	229,569	3,787,659
TOTAL CONSUMER STAPLES		10,073,111
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	412,078	6,493,346
Capitec Bank Holdings Ltd	42,029	11,284,525
Nedbank Group Ltd	225,075	3,652,696
Standard Bank Group Ltd	635,851	11,685,658
		33,116,225
Financial Services - 0.1%
FirstRand Ltd	2,437,772	13,904,700
Remgro Ltd	240,286	2,719,261
		16,623,961
Insurance - 0.0%
Discovery Ltd	279,195	4,016,493
OUTsurance Group Ltd	401,841	1,755,079
Sanlam Ltd	868,313	5,439,668
		11,211,240
TOTAL FINANCIALS		60,951,426
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	152,191	2,202,154
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (b)	275,179	1,943,668
Metals & Mining - 0.5%
Anglo American PLC	541,213	25,094,864
Gold Fields Ltd	432,603	21,394,239
Harmony Gold Mining Co Ltd	277,326	5,892,781
Impala Platinum Holdings Ltd	438,041	8,164,755
Northam Platinum Holdings Ltd	174,658	4,161,308
Sibanye Stillwater Ltd (b)	1,371,182	5,967,946
Valterra Platinum Ltd	128,354	11,532,370
		82,208,263
TOTAL MATERIALS		84,151,931
TOTAL SOUTH AFRICA		195,424,928
SPAIN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	239,995	7,423,086
Telefonica SA	1,786,125	7,230,773
TOTAL COMMUNICATION SERVICES		14,653,859
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	217,397	14,575,745
Specialty Retail - 0.2%
Industria de Diseno Textil SA	527,054	34,295,474
TOTAL CONSUMER DISCRETIONARY		48,871,219
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	546,627	10,769,156
Financials - 1.2%
Banks - 1.2%
Banco Bilbao Vizcaya Argentaria SA	2,784,922	70,691,556
Banco de Sabadell SA	2,436,056	9,543,449
Banco Santander SA	7,189,106	91,791,002
Bankinter SA	326,956	5,588,576
CaixaBank SA	1,880,677	24,825,293
		202,439,876
Insurance - 0.0%
Mapfre SA	447,965	2,048,580
TOTAL FINANCIALS		204,488,456
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	146,103	1,868,646
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	85,380	9,579,071
ACS Actividades de Construccion y Servicios SA rights 2/3/2026 (b)	85,260	46,893
		9,625,964
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	360,749	11,216,311
TOTAL INDUSTRIALS		20,842,275
Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	12,149	2,612,308
Endesa SA	154,250	5,684,503
Iberdrola SA	3,063,466	68,875,145
Iberdrola SA	41,965	941,390
Redeia Corp SA	200,674	3,468,039
		81,581,385
Gas Utilities - 0.0%
Naturgy Energy Group SA	117,056	3,674,162
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	151,383	2,296,855
TOTAL UTILITIES		87,552,402
TOTAL SPAIN		389,046,013
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	1,149,874	5,234,622
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	267,072	4,885,701
TOTAL COMMUNICATION SERVICES		10,120,323
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)	64,454	4,186,706
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	239,345	4,792,274
TOTAL CONSUMER DISCRETIONARY		8,978,980
Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	292,735	8,649,773
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	729,700	15,675,341
Svenska Handelsbanken AB A Shares	704,997	11,114,321
Swedbank AB A1 Shares	409,406	15,935,006
		42,724,668
Capital Markets - 0.1%
EQT AB	239,359	9,082,609
Financial Services - 0.2%
Industrivarden AB A Shares	57,072	2,851,197
Industrivarden AB C Shares	75,722	3,789,713
Investor AB A Shares	22,012	842,177
Investor AB B Shares	854,606	32,927,396
L E Lundbergforetagen AB B Shares	35,797	2,129,936
		42,540,419
TOTAL FINANCIALS		94,347,696
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	93,492	3,537,109
Industrials - 1.1%
Aerospace & Defense - 0.1%
Saab AB B Shares	154,939	12,088,790
Building Products - 0.2%
Assa Abloy AB B Shares	484,765	19,600,955
Nibe Industrier AB B Shares	722,530	2,766,014
		22,366,969
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	235,847	3,894,818
Construction & Engineering - 0.0%
Skanska AB B Shares	165,899	5,045,416
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	69,658	1,736,856
Lifco AB B Shares	113,250	3,893,028
		5,629,884
Machinery - 0.8%
Alfa Laval AB	140,527	8,162,635
Atlas Copco AB A Shares	1,269,982	26,189,820
Atlas Copco AB B Shares	785,106	14,115,602
Epiroc AB A Shares	311,797	8,740,665
Epiroc AB B Shares	196,817	4,909,653
Indutrade AB	129,142	3,030,106
Sandvik AB	514,680	20,322,834
SKF AB B Shares	166,207	4,340,135
Trelleborg AB B Shares	99,727	4,030,505
Volvo AB B Shares	767,809	27,900,205
		121,742,160
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	126,635	4,134,208
Beijer Ref AB B Shares	193,311	2,752,905
		6,887,113
TOTAL INDUSTRIALS		177,655,150
Information Technology - 0.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,356,435	14,690,415
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	1,005,600	11,338,178
TOTAL INFORMATION TECHNOLOGY		26,028,593
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB (b)	137,826	9,695,400
Paper & Forest Products - 0.0%
Holmen AB B Shares	32,273	1,209,400
Svenska Cellulosa AB SCA B Shares	289,158	3,621,170
		4,830,570
TOTAL MATERIALS		14,525,970
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	344,613	2,593,641
Sagax AB B Shares	109,140	2,407,634
TOTAL REAL ESTATE		5,001,275
TOTAL SWEDEN		348,844,869
SWITZERLAND - 2.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	12,562	10,294,324
Consumer Discretionary - 0.3%
Specialty Retail - 0.0%
Avolta AG	41,927	2,565,354
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	259,864	50,442,126
Swatch Group AG/The	13,454	3,184,894
Swatch Group AG/The	1,045	49,610
		53,676,630
TOTAL CONSUMER DISCRETIONARY		56,241,984
Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG (f)	1,734	3,032,621
Chocoladefabriken Lindt & Spruengli AG	53	7,815,795
Chocoladefabriken Lindt & Spruengli AG	444	6,352,293
TOTAL CONSUMER STAPLES		17,200,709
Financials - 1.0%
Banks - 0.0%
Banque Cantonale Vaudoise	14,969	2,025,428
Capital Markets - 0.6%
Julius Baer Group Ltd	100,323	8,386,097
Partners Group Holding AG	11,007	14,950,327
UBS Group AG	1,534,546	72,236,116
		95,572,540
Insurance - 0.4%
Helvetia Baloise Holding AG	38,488	9,743,356
Swiss Life Holding AG	13,783	15,090,785
Zurich Insurance Group AG	70,569	50,204,337
		75,038,478
TOTAL FINANCIALS		172,636,446
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	24,526	6,712,360
Straumann Holding AG	54,006	6,495,289
		13,207,649
Life Sciences Tools & Services - 0.1%
Lonza Group AG	33,896	23,030,645
Pharmaceuticals - 0.2%
Galderma Group AG	74,708	13,925,495
Sandoz Group AG	202,006	15,986,971
		29,912,466
TOTAL HEALTH CARE		66,150,760
Industrials - 0.7%
Building Products - 0.1%
Belimo Holding AG	4,801	5,247,843
Geberit AG	16,463	12,556,219
		17,804,062
Electrical Equipment - 0.4%
ABB Ltd	757,788	65,244,101
Machinery - 0.1%
Schindler Holding AG	11,077	4,076,588
Schindler Holding AG participation certificate	19,802	7,638,518
VAT Group AG (c)(d)	13,089	8,486,135
		20,201,241
Marine Transportation - 0.0%
Kuehne + Nagel International AG	23,367	5,401,569
Professional Services - 0.1%
SGS SA	80,036	9,607,840
TOTAL INDUSTRIALS		118,258,813
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	74,106	6,388,233
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	84,233	6,642,076
EMS-Chemie Holding AG	3,342	2,598,205
Givaudan SA	4,470	17,277,485
Sika AG	73,896	14,179,951
TOTAL MATERIALS		40,697,717
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	38,957	6,616,718
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	10,627	2,005,665
TOTAL SWITZERLAND		496,491,369
TAIWAN - 6.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,839,000	7,774,708
Entertainment - 0.0%
International Games System Co Ltd	108,000	2,449,802
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	847,000	2,382,816
Taiwan Mobile Co Ltd	828,600	2,769,438
		5,152,254
TOTAL COMMUNICATION SERVICES		15,376,764
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	853,899	827,794
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	83,000	1,122,794
Specialty Retail - 0.0%
Hotai Motor Co Ltd	146,220	2,519,996
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	88,941	1,118,631
Feng TAY Enterprise Co Ltd	227,244	692,567
		1,811,198
TOTAL CONSUMER DISCRETIONARY		6,281,782
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	274,000	1,853,287
Food Products - 0.0%
Uni-President Enterprises Corp	2,351,080	5,340,486
TOTAL CONSUMER STAPLES		7,193,773
Financials - 0.6%
Banks - 0.3%
Chang Hwa Commercial Bank Ltd	3,350,891	2,165,632
CTBC Financial Holding Co Ltd	8,089,579	13,044,815
E.Sun Financial Holding Co Ltd	7,073,962	7,485,200
First Financial Holding Co Ltd	5,607,134	5,115,966
Hua Nan Financial Holdings Co Ltd	4,407,829	4,622,181
Mega Financial Holding Co Ltd	5,759,193	7,079,255
Shanghai Commercial & Savings Bank Ltd/The	1,866,059	2,335,160
SinoPac Financial Holdings Co Ltd	5,997,828	5,434,433
Taiwan Business Bank	3,475,057	1,695,418
Taiwan Cooperative Financial Holding Co Ltd	5,340,565	3,984,486
TS Financial Holding Co Ltd	10,283,235	7,395,198
		60,357,744
Financial Services - 0.1%
Chailease Holding Co Ltd	734,874	2,421,254
Yuanta Financial Holding Co Ltd	5,193,374	7,082,996
		9,504,250
Insurance - 0.2%
Cathay Financial Holding Co Ltd	4,614,869	11,023,638
Fubon Financial Holding Co Ltd	4,063,749	11,702,670
KGI Financial Holding Co Ltd	7,598,950	4,345,352
		27,071,660
TOTAL FINANCIALS		96,933,654
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	147,496	3,598,033
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	478,000	2,506,225
TOTAL HEALTH CARE		6,104,258
Industrials - 0.1%
Electrical Equipment - 0.1%
Bizlink Holding Inc	85,000	3,500,713
Fortune Electric Co Ltd	73,650	2,263,282
Teco Electric and Machinery Co Ltd	566,000	1,466,776
		7,230,771
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,526,664	1,344,567
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	530,248	3,124,542
Wan Hai Lines Ltd	320,360	745,967
Yang Ming Marine Transport Corp	809,000	1,368,623
		5,239,132
Passenger Airlines - 0.0%
China Airlines Ltd	1,384,490	973,727
Eva Airways Corp	1,275,000	1,510,692
		2,484,419
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	901,000	780,686
TOTAL INDUSTRIALS		17,079,575
Information Technology - 5.4%
Communications Equipment - 0.0%
Accton Technology Corp	245,000	8,654,364
Electronic Equipment, Instruments & Components - 0.7%
Chroma ATE Inc	186,000	5,774,751
Delta Electronics Inc	941,621	36,394,032
E Ink Holdings Inc	407,000	2,256,455
Elite Material Co Ltd	145,000	8,015,999
Gold Circuit Electronics Ltd	155,000	3,442,262
Hon Hai Precision Industry Co Ltd	6,077,990	42,458,318
Innolux Corp	3,539,119	2,444,251
Largan Precision Co Ltd	49,000	3,741,169
Lotes Co Ltd	40,000	1,812,133
Unimicron Technology Corp	661,532	7,932,516
Yageo Corp	805,112	7,078,048
Zhen Ding Technology Holding Ltd	347,302	2,151,038
		123,500,972
Semiconductors & Semiconductor Equipment - 4.4%
Alchip Technologies Ltd	37,000	3,663,076
ASE Technology Holding Co Ltd	1,608,840	14,912,545
ASPEED Technology Inc	15,000	4,219,864
eMemory Technology Inc	30,000	1,739,268
Global Unichip Corp	42,000	3,486,140
Globalwafers Co Ltd	122,000	1,920,925
Jentech Precision Industrial Co Ltd	41,000	3,688,896
King Yuan Electronics Co Ltd	537,000	5,035,704
MediaTek Inc	736,970	41,091,944
Novatek Microelectronics Corp	277,000	3,290,828
Realtek Semiconductor Corp	240,090	3,677,602
Taiwan Semiconductor Manufacturing Co Ltd	11,909,000	656,537,394
United Microelectronics Corp	5,503,000	10,916,664
Vanguard International Semiconductor Corp	547,581	2,489,399
		756,670,249
Technology Hardware, Storage & Peripherals - 0.3%
Advantech Co Ltd	232,411	2,205,199
Asia Vital Components Co Ltd	160,000	7,400,602
Asustek Computer Inc	343,000	5,389,767
Catcher Technology Co Ltd	255,000	1,619,753
Compal Electronics Inc	2,001,000	2,076,121
Gigabyte Technology Co Ltd	265,000	1,956,122
Inventec Corp	1,280,280	1,825,205
King Slide Works Co Ltd	28,000	2,785,364
Lite-On Technology Corp	954,910	4,961,357
Pegatron Corp	953,000	2,104,359
Quanta Computer Inc	1,309,000	11,611,595
Wistron Corp	1,467,000	6,065,056
Wiwynn Corp	54,000	6,115,951
		56,116,451
TOTAL INFORMATION TECHNOLOGY		944,942,036
Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	1,680,590	2,254,807
Formosa Plastics Corp	1,822,480	2,730,977
Nan Ya Plastics Corp	2,499,780	6,010,877
		10,996,661
Construction Materials - 0.0%
Asia Cement Corp	1,076,466	1,198,726
TCC Group Holdings Co Ltd	3,354,612	2,805,695
		4,004,421
Metals & Mining - 0.0%
China Steel Corp	5,726,426	3,764,401
TOTAL MATERIALS		18,765,483
TOTAL TAIWAN		1,112,677,325
THAILAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	2,315,130	851,205
True Corp PCL depository receipt	2,918,471	1,073,035
		1,924,240
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	213,700	2,363,908
Advanced Info Service PCL depository receipt	296,100	3,275,401
		5,639,309
TOTAL COMMUNICATION SERVICES		7,563,549
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	921,098	668,562
Minor International PCL depository receipt	634,300	460,395
TOTAL CONSUMER DISCRETIONARY		1,128,957
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	1,064,300	1,467,418
CP ALL PCL depository receipt	1,607,000	2,215,674
CP AXTRA PCL	173,800	81,529
CP AXTRA PCL depository receipt	704,076	330,280
		4,094,901
Food Products - 0.0%
Charoen Pokphand Foods PCL	706,700	463,667
Charoen Pokphand Foods PCL depository receipt	1,054,200	691,662
		1,155,329
TOTAL CONSUMER STAPLES		5,250,230
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	369,144	1,433,285
PTT Exploration & Production PCL depository receipt	287,400	1,115,895
PTT PCL	2,584,300	2,784,983
PTT PCL depository receipt	2,305,300	2,484,317
TOTAL ENERGY		7,818,480
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	275,100	1,639,265
Krung Thai Bank PCL	750,755	672,229
Krung Thai Bank PCL depository receipt	884,200	791,716
SCB X PCL	94,050	403,923
SCB X PCL depository receipt	332,100	1,426,294
TMBThanachart Bank PCL depository receipt	11,702,400	749,250
TOTAL FINANCIALS		5,682,677
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	2,030,000	1,293,280
Bangkok Dusit Medical Services PCL depository receipt	3,317,300	2,113,399
Bumrungrad Hospital Pcl	104,400	554,263
Bumrungrad Hospital Pcl depository receipt	173,300	920,056
TOTAL HEALTH CARE		4,880,998
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	831,400	1,324,179
Airports of Thailand PCL depository receipt	1,206,900	1,922,242
TOTAL INDUSTRIALS		3,246,421
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL depository receipt	1,510,800	9,816,609
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	135,700	886,028
Siam Cement PCL/The depository receipt	233,800	1,526,555
TOTAL MATERIALS		2,412,583
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	452,800	828,817
Central Pattana PCL depository receipt	495,600	907,160
TOTAL REAL ESTATE		1,735,977
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	553,694	820,450
Gulf Development PCL depository receipt	1,566,858	2,321,731
TOTAL UTILITIES		3,142,181
TOTAL THAILAND		52,678,662
TURKEY - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	571,714	1,536,859
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	326,603	853,928
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	212,666	3,247,182
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	457,592	2,575,908
Financials - 0.0%
Banks - 0.0%
Akbank TAS	1,479,795	3,162,944
Haci Omer Sabanci Holding AS	542,212	1,365,287
Turkiye Is Bankasi AS Class C	4,085,982	1,565,352
Yapi ve Kredi Bankasi AS (b)	1,672,462	1,579,891
TOTAL FINANCIALS		7,673,474
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	686,912	4,790,077
Industrial Conglomerates - 0.0%
KOC Holding AS	355,817	1,699,432
Passenger Airlines - 0.0%
Turk Hava Yollari AO	257,298	1,798,666
TOTAL INDUSTRIALS		8,288,175
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,625,456	1,053,311
TOTAL TURKEY		25,228,837
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	1,702,400	9,132,003
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,406,332	597,380
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,500,463	1,675,125
TOTAL CONSUMER DISCRETIONARY		2,272,505
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,490,900	2,163,784
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	3,005,390	2,954,244
ADNOC Logistics & Services	847,993	1,295,368
		4,249,612
TOTAL ENERGY		6,413,396
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	1,599,470	6,628,709
Abu Dhabi Islamic Bank PJSC	686,805	4,551,895
Dubai Islamic Bank PJSC	1,382,046	3,635,280
Emirates NBD Bank PJSC	920,041	7,791,225
First Abu Dhabi Bank PJSC	2,146,363	10,870,620
TOTAL FINANCIALS		33,477,729
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Two Point Zero Group PJSC (b)	1,559,292	959,564
Transportation Infrastructure - 0.0%
Salik Co PJSC	900,080	1,563,652
TOTAL INDUSTRIALS		2,523,216
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,824,718	4,764,886
Emaar Development PJSC	495,380	2,320,091
Emaar Properties PJSC	3,220,658	13,154,492
TOTAL REAL ESTATE		20,239,469
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	3,230,848	2,656,817
TOTAL UNITED ARAB EMIRATES		76,715,135
UNITED KINGDOM - 6.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	2,903,463	7,602,247
Interactive Media & Services - 0.0%
Autotrader Group PLC (c)(d)	413,888	3,050,970
Media - 0.0%
Informa PLC	627,620	7,557,474
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	9,307,750	13,707,769
TOTAL COMMUNICATION SERVICES		31,918,460
Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Next PLC	56,275	10,214,567
Diversified Consumer Services - 0.0%
Pearson PLC	282,102	3,710,475
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	820,089	24,590,729
Entain PLC	286,788	2,374,179
InterContinental Hotels Group PLC	70,005	9,436,674
Whitbread PLC	81,565	3,040,242
		39,441,824
Household Durables - 0.0%
Barratt Redrow PLC	642,966	3,423,623
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,174,830	1,314,678
Kingfisher PLC	847,700	3,906,533
		5,221,211
TOTAL CONSUMER DISCRETIONARY		62,011,700
Consumer Staples - 1.4%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	100,463	9,212,457
Diageo PLC	1,076,933	24,780,548
		33,993,005
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	838,231	3,674,967
Marks & Spencer Group PLC	1,004,165	5,036,089
Tesco PLC	3,141,542	18,280,009
		26,991,065
Food Products - 0.0%
Associated British Foods PLC	155,970	4,076,166
Household Products - 0.2%
Reckitt Benckiser Group PLC	326,143	27,187,242
Personal Care Products - 0.4%
Unilever PLC	1,052,752	71,618,117
Tobacco - 0.5%
British American Tobacco PLC	1,057,379	63,880,073
Imperial Brands PLC	371,564	15,649,451
		79,529,524
TOTAL CONSUMER STAPLES		243,395,119
Financials - 2.3%
Banks - 1.7%
Barclays PLC	6,749,525	45,046,784
HSBC Holdings PLC	8,318,634	146,748,400
Lloyds Banking Group PLC	28,607,732	42,717,196
NatWest Group PLC	3,882,983	35,392,556
Standard Chartered PLC	940,852	24,073,045
		293,977,981
Capital Markets - 0.3%
3i Group PLC	480,351	22,066,903
London Stock Exchange Group PLC	225,943	25,110,715
Schroders PLC	353,999	2,187,525
		49,365,143
Financial Services - 0.1%
M&G PLC	1,122,567	4,752,584
Wise PLC Class A (b)	323,448	4,171,747
		8,924,331
Insurance - 0.2%
Admiral Group PLC	126,074	4,744,117
Aviva PLC	1,477,464	12,853,892
Legal & General Group PLC	2,764,815	10,029,355
Phoenix Group Holdings PLC	337,845	3,418,636
		31,046,000
TOTAL FINANCIALS		383,313,455
Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	389,353	6,635,845
Pharmaceuticals - 0.8%
Astrazeneca PLC	749,178	139,582,421
Hikma Pharmaceuticals PLC	79,840	1,670,418
		141,252,839
TOTAL HEALTH CARE		147,888,684
Industrials - 1.1%
Aerospace & Defense - 0.7%
BAE Systems PLC	1,451,343	39,399,527
Melrose Industries PLC	612,911	5,250,117
Rolls-Royce Holdings PLC	4,065,115	67,956,432
		112,606,076
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	1,223,530	7,594,226
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,298,393	10,469,341
DCC PLC	45,745	2,901,912
Smiths Group PLC	159,071	5,463,387
		18,834,640
Machinery - 0.0%
Spirax Group PLC	34,752	3,454,718
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	578,488	3,308,554
Professional Services - 0.2%
Intertek Group PLC	75,300	4,599,561
RELX PLC	881,881	31,264,462
		35,864,023
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	204,059	13,087,235
Bunzl PLC	153,341	4,300,153
		17,387,388
TOTAL INDUSTRIALS		199,049,625
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	184,253	8,935,225
Software - 0.0%
Sage Group PLC/The	467,411	6,123,356
TOTAL INFORMATION TECHNOLOGY		15,058,581
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	341,746	3,041,921
Industrial REITs - 0.1%
Segro PLC	624,704	6,484,617
TOTAL REAL ESTATE		9,526,538
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	583,560	19,396,047
Multi-Utilities - 0.3%
Centrica PLC	2,373,550	6,201,764
National Grid PLC	2,427,238	41,237,693
		47,439,457
Water Utilities - 0.0%
Severn Trent PLC	132,068	5,291,342
United Utilities Group PLC	332,103	5,666,782
		10,958,124
TOTAL UTILITIES		77,793,628
TOTAL UNITED KINGDOM		1,169,955,790
UNITED STATES - 5.6%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	75,641	37,846,974
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	975,615	9,582,305
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	198,153	3,120,910
Nestle SA	1,245,126	118,818,081
TOTAL CONSUMER STAPLES		121,938,991
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	182,305	4,049,533
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	7,607,895	48,238,298
Shell PLC	2,798,166	107,560,133
		155,798,431
TOTAL ENERGY		159,847,964
Financials - 0.2%
Insurance - 0.2%
Aegon Ltd	643,702	5,055,949
Swiss Re AG	144,416	23,062,098
TOTAL FINANCIALS		28,118,047
Health Care - 2.6%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	414,671	10,966,453
Legend Biotech Corp ADR (b)	33,828	591,990
		11,558,443
Health Care Equipment & Supplies - 0.1%
Alcon AG	241,344	19,487,346
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	98,324	5,200,388
Pharmaceuticals - 2.4%
GSK PLC	1,963,604	50,782,058
Haleon PLC	4,300,406	22,490,709
Novartis AG	918,215	136,235,393
Roche Holding AG	14,783	6,807,772
Roche Holding AG non-voting shares	340,214	154,708,889
Sanofi SA	534,189	50,386,701
		421,411,522
TOTAL HEALTH CARE		457,657,699
Industrials - 0.7%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	118,553	5,092,472
Construction & Engineering - 0.1%
Ferrovial SE	246,797	16,680,678
Electrical Equipment - 0.5%
Schneider Electric SE	265,341	76,073,788
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,378	3,383,568
AP Moller - Maersk A/S Series B	1,942	4,802,035
		8,185,603
Professional Services - 0.1%
Experian PLC	443,581	16,800,514
TOTAL INDUSTRIALS		122,833,055
Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	24,540	10,572,568
Monday.com Ltd (b)	20,967	2,405,963
TOTAL INFORMATION TECHNOLOGY		12,978,531
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	36,346	2,064,524
Holcim AG	246,904	25,448,119
TOTAL MATERIALS		27,512,643
TOTAL UNITED STATES		978,316,209
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	343,228	9,702,086
TOTAL COMMON STOCKS (Cost $11,353,942,598)		16,989,043,021

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	223,387	4,562,137
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	70,416	13,186,272
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG non-voting shares	26,876	2,784,343
Dr Ing hc F Porsche AG (c)(d)	55,384	2,695,145
Porsche Automobil Holding SE	72,697	3,110,376
Volkswagen AG	99,511	12,071,190
TOTAL CONSUMER DISCRETIONARY		20,661,054
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	76,691	6,741,565
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	12,706	3,551,397
TOTAL GERMANY		30,954,016
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (e)	420,804	0
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	10,472	1,912,885
Hyundai Motor Co Series 2	16,718	3,122,965
TOTAL CONSUMER DISCRETIONARY		5,035,850
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	862	65,657
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	397,536	32,170,512
TOTAL KOREA (SOUTH)		37,272,019
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(e)	2,913,333	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $65,360,644)		85,974,444

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i) (Cost $10,876,417)	3.82	10,889,000	10,878,132

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	385,401,316	385,478,396
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	76,930,730	76,938,423
TOTAL MONEY MARKET FUNDS (Cost $462,416,819)			462,416,819

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,892,596,478)	17,548,312,416
NET OTHER ASSETS (LIABILITIES) - (0.1)% (g)	(13,894,588)
NET ASSETS - 100.0%	17,534,417,828

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,803	3/2026	273,767,520	7,706,272
ICE MSCI Emerging Markets Index Contracts (United States)	1,864	3/2026	141,738,560	6,966,183
OSE TOPIX Contracts (Japan)	1	3/2026	231,132	(229)
TME S&P/TSX 60 Index Contracts (Canada)	138	3/2026	37,553,351	(552,020)

TOTAL FUTURES CONTRACTS				14,120,206
The notional amount of long futures as a percentage of Net Assets is 2.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $356,958,749 or 2.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,681,148 or 2.0% of net assets.

(e)	Level 3 security.
(f)	Security or a portion of the security is on loan at period end.
(g)	Includes $3,513,774 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,878,132.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,929,896.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	306,158,146	816,192,904	736,881,098	3,115,037	8,444	-	385,478,396	385,401,316	0.7%
Fidelity Securities Lending Cash Central Fund	79,513,881	124,631,459	127,205,085	351,930	(1,832)	-	76,938,423	76,930,730	0.2%
Total	385,672,027	940,824,363	864,086,183	3,466,967	6,612	-	462,416,819

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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